                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549


                                   FORM N-1A

                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933

                           REGISTRATION NO. 33-86578
                         POST-EFFECTIVE AMENDMENT NO. 6

                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940

                           REGISTRATION NO. 811-8870
                                AMENDMENT NO. 8

                        DAVIS INTERNATIONAL SERIES, INC.

                             124 East Marcy Street
                           Santa Fe, New Mexico 87501
                                (1-505-820-3000)


Agent For Service:           Thomas D. Tays, Esq.
                             124 East Marcy Street
                             Santa Fe, New Mexico 87501


Copies To:                     Sheldon R. Stein
                               D'Ancona & Pflaum
                               30 North LaSalle Street
                               Suite 2900
                               Chicago, Illinois 60602
                               (1-312-580-2014)

It is proposed that this filing will become effective:

                  [ ] immediately upon filing pursuant to paragraph (b)
                  [X] on February 2, 1998, pursuant to paragraph (b)(ix)
                  [ ] 60 days after filing pursuant to paragraph (a)
                  [ ] on _______________, pursuant to paragraph (a) of Rule 485

   In accordance with Section 24(f) of the Investment Company Act of 1940 and Rule 24f-2 thereunder, Registrant has previously elected to register an indefinite number of shares of its Common Stock. The 24f-2 was filed on or about November 26, 1997.

                                   FORM N-1A
           DAVIS INTERNATIONAL SERIES, INC. - CLASS A, B AND C SHARES

           REGISTRATION  STATEMENT NO. 33-86578 UNDER THE SECURITIES ACT
           OF 1933 AND UNDER THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-8870.

                             CROSS REFERENCE SHEET
   N-1A
   ITEM NO.                    PROSPECTUS CAPTION OR PLACEMENT

       1                       Front Cover
       2                       Summary
       3                       Financial Highlights
       4                       Summary; Investment Objective and Policies
       5                       Adviser, Sub-Adviser and Distributor;
                               Distribution Plans
       5a                      Management's Discussion of Fund Performance
                               (contained in the 1996 Annual Report)
       6                       Summary; Shareholder Inquiries; Dividends and
                               Distributions; Federal Taxes; Fund Shares
       7                       Purchase of Shares; Adviser, Sub-Adviser and
                               Distributor; Distribution Plans; Exchange of
                               Shares; Determining the Price of Shares;
                               Dividends and Distributions
       8                       Redemption of Shares; Exchange of Shares
       9                       (Not Applicable)

                               PART B CAPTION OR PLACEMENT

      10                       Cover Page
      11                       Table of Contents
      12                       (Not Applicable)
      13                       Fundamental Investment Restrictions;
                               Non-Fundamental Investment Restrictions; High
                               Yield, High Risk Bonds; Risk Considerations;
                               Hedging of Foreign Currency Risks; Options on
                               Foreign Currencies, Lending Portfolio
                               Securities, Repurchase Agreements; Writing
                               Covered Call Options and Purchasing Options;
                               Portfolio Transactions and Brokerage
      14                       Directors and Officers
      15                       Certain Shareholders of the Fund
      16                       Investment Advisory Services; Custodian;
                               Auditors; Determining the Price of Shares;
                               Distribution of Fund Shares
      17                       Portfolio Transactions and Brokerage
      18                       *
      19                       Determining the Price of Shares; Reduction of
                               Class A Sales Charge
      20                       Dividends, Distributions and Taxes
      21                       *

      22                       Performance Data
      23                       Financial Statements for the year ended
                               September 30, 1997 are incorporated by reference
                               from the 1997 Annual Report to shareholders.
   ----------------

   * INCLUDED IN PROSPECTUS

                                   FORM N-1A
               DAVIS INTERNATIONAL SERIES, INC. - CLASS Y SHARES

 REGISTRATION STATEMENT NO. 33-86578 UNDER THE SECURITIES ACT OF 1933 AND UNDER
   THE INVESTMENT COMPANY ACT OF 1940 TO REGISTRATION STATEMENT NO. 811-8870.

                             CROSS REFERENCE SHEET
   N-1A
   ITEM NO.                    PROSPECTUS CAPTION OR PLACEMENT

       1                       Front Cover
       2                       Summary
       3                       Financial Highlights
       4                       Summary; Investment Objective and Policies
       5                       Adviser, Sub-Adviser and Distributor
       5a                      Management's Discussion of Fund Performance
                               (contained in the 1996 Annual Report)
       6                       Summary; Shareholder Inquiries; Dividends and
                               Distributions; Federal Taxes; Fund Shares
       7                       Purchase of Shares; Adviser, Sub-Adviser and
                               Distributor; Exchange of Shares; Determining the
                               Price of Shares; Dividends and Distributions
       8                       Redemption of Shares; Exchange of Shares
       9                       (Not Applicable)

                               PART B CAPTION OR PLACEMENT

      10                       Cover Page
      11                       Table of Contents
      12                       (Not Applicable)
      13                       Fundamental Investment Restrictions;
                               Non-Fundamental Investment Restrictions; High
                               Yield, High Risk Bonds; Risk Considerations;
                               Hedging of Foreign Currency Risks; Options on
                               Foreign Currencies, Lending Portfolio
                               Securities, Repurchase Agreements; Writing
                               Covered Call Options and Purchasing Options;
                               Portfolio Transactions and Brokerage
      14                       Directors and Officers
      15                       Certain Shareholders of the Fund
      16                       Investment Advisory Services; Custodian;
                               Auditors; Determining the Price of Shares;
                               Distribution of Fund Shares
      17                       Portfolio Transactions and Brokerage
      18                       *
      19                       Determining the Price of Shares; Reduction of
                               Class A Sales Charge
      20                       Dividends, Distributions and Taxes

      21                       *
      22                       Performance Data
      23                       Financial Statements for the year ended
                               September 30, 1997 are incorporated by reference from the 1997 Annual Report to shareholders.

      --------------------

   * INCLUDED IN PROSPECTUS

PROSPECTUS                                                     FEBRUARY 2, 1998
CLASS A, CLASS B AND CLASS C

                        DAVIS INTERNATIONAL SERIES, INC.
                     DAVIS INTERNATIONAL TOTAL RETURN FUND
                             124 EAST MARCY STREET
                           SANTA FE, NEW MEXICO 87501
                                 (800) 279-0279



     MINIMUM INVESTMENT                   PLANS AVAILABLE
     Initial Purchase $1,000              Individual Retirement Accounts (IRAs)
     For Retirement Plans $250            Prototype Retirement Plans
     Subsequent Investment $25            Exchange Privilege
                                          Automatic Investment Plan
                                          Automatic Withdrawals

         Davis International Total Return Fund (the "Fund") seeks total return through capital growth or income or both. The Fund invests principally in foreign securities.

         The Fund offers four classes of shares, Class A, B, C and Y, each having different expense levels and sales charges. These alternatives permit you to choose the method of purchasing shares that is most beneficial to you, depending on the amount of the purchase, the length of time you expect to hold the shares and other circumstances. The Class Y shares, available only to certain qualified institutional investors, are offered through a separate prospectus. For more information about the Class Y shares, see "Purchase of Shares--Alternative Purchase Arrangements." Shares of a particular class may be exchanged for shares of the same class offered by another Davis Fund.

         This Prospectus concisely sets forth information about the Class A, Class B and Class C shares of the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund which has been filed with the Commission may be obtained without charge by writing to or calling the Fund at the above address or telephone number.


         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class A, B and C shares of the Fund will bear directly or indirectly. You can refer to the section "Adviser, Sub-Advisers and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.

Shareholder Transaction Expenses                                       Class A           Class B          Class C
--------------------------------                                       -------           -------          -------
Maximum sales load imposed on purchases.............................    4.75%             None             None
Maximum sales load imposed on reinvested dividends..................    None              None             None
Deferred sales load (a declining percentage of the lesser of the net asset value of the shares redeemed or the total
    cost of such shares)
         Redeemed during first year.................................   0.75%1             4.00%            1.00%
         Redeemed during second or third year.......................    None              3.00%            None
         Redeemed during fourth or fifth year.......................    None              2.00%            None
         Redeemed during sixth year.................................    None              1.00%            None
         Redeemed after sixth year..................................    None              None             None
    Exchange Fee....................................................    None              None             None

Annual Fund operating expenses (as a percentage of average net assets)
        Management fees..................................               1.00%             1.00%            1.00%
        12b-1 fees2......................................               0.15%              .98%            1.00%
        Other expenses...................................               0.52%             0.53%            0.62%
                                                                        -----             -----            -----
        Total Fund operating expenses....................               1.67%             2.51%            2.62%

1 On certain Class A shares purchased at net asset value without a sales load and redeemed during the first year after purchase, there is a 0.75% deferred sales charge.

2 The effect of a Rule 12b-1 plan is that long-term shareholders may pay more than the maximum front-end sales charge permitted under applicable rules of the National Association of Securities Dealers, Inc.

Example:

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                  1 year            3 years          5 years          10 years
                                                  ------            -------          -------          --------
Class A (assuming redemption at end of period)...   $64               $98             $134              $236
Class B (assuming redemption at end of period)...   $55               $98             $144               N/A
Class B (assuming no redemption at end of period)   $25               $78             $134               N/A
Class C (assuming redemption at end of period)      $27               $81             $139              $295
Class C (assuming no redemption at end of period)   $27               $81             $139              $295

         THE 5% ANNUAL RATE OF RETURN USED IN THE EXAMPLE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

         THE COMPANY AND THE FUND. Davis International Series, Inc. (the "Company") is a diversified open-end management investment company incorporated in Maryland in 1994 and registered under the Investment Company Act of 1940.

         The Company currently offers one investment portfolio, the Davis International Total Return Fund (the "Fund"). The Fund offers investors the choice between four classes of shares, Class A, B, C and Y. Class A shares may be purchased at a price equal to their net asset value per share plus a front-end sales charge imposed at the time of purchase. Purchases of $1 million or more of Class A shares may be purchased at net asset value, but shares purchased at net asset value are subject to a 0.75% contingent deferred sales charge ("CDSC") on redemptions made within one year of purchase. Class B shares may be purchased at net asset value with no front-end sales charge, but are subject to a CDSC on most redemptions made within six years of purchase. Class C Shares may also be purchased at net asset value but are subject to a CDSC of 1% on redemptions made within one year after purchase. These alternatives permit an investor to choose the method of purchasing shares that is most beneficial given the amount of the purchase, the length of time the investor expects to hold the shares, and other circumstances. Each class of shares pays a Rule 12b-1 distribution fee at an annual rate not to exceed (i) for Class A shares, 0.25% of the Fund's aggregate average daily net assets of the Class A shares and (ii) for Class B and C shares, 1.00% of the Fund's aggregate average daily net assets attributable to each such class. The purpose and function of the deferred sales charge and distribution fees with respect to the Class B and Class C shares is the same as those of the front-end sales charge and distribution services fee with respect to the Class A shares. The Class Y shares, available only to certain qualified institutional investors, are offered through a separate prospectus. For more information about the Class Y shares, see "Purchase of Shares--Alternative Purchase Arrangements."

         Each share of the Fund represents an identical interest in the investment portfolio of the Fund. However, shares differ by class in important respects. For example, Class B shares incur higher distribution fees and bear certain other expenses and will thus have a higher expense ratio and pay correspondingly lower dividends than Class A shares. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month in which the shareholder's order to purchase was accepted, in the circumstances and subject to the qualifications described in this Prospectus. Class C Shares, like Class B shares, will also have a higher expense ratio and pay correspondingly lower dividends than Class A shares, as a result of higher distribution services fees and certain other expenses. Unlike Class B Shares, Class C shares do not have a conversion feature and therefore will always be subject to higher distribution fees and other expenses than Class A Shares. The per share net asset value of the Class B and Class C shares generally will be lower than the per share net asset value of the Class A shares, reflecting the daily expense accruals of additional distribution fees and certain other expenses applicable to Class B and Class C shares. The Fund may offer additional classes of shares in the future and may at any time discontinue the offering of any class of shares. See "Purchase of Shares--Alternative Purchase Arrangements".

         INVESTMENT OBJECTIVE. The Fund's investment objective is to obtain total return through capital growth or income or both. It seeks its objective principally through investment in a portfolio of foreign securities. There is no assurance that the investment objective of the Fund will be achieved. See "Investment Objective and Policies".

         OPPORTUNITIES AND RISKS. The Fund is designed for long-term investors seeking the opportunity to diversify their investments in different countries and markets, including emerging and developing countries. These investments involve special risks including market, currency, economic, political and regulatory risks. See "Special Risk Factors". The Fund may invest in foreign currency contracts in order to attempt to hedge its currency risks. The Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. See "Hedging Against Foreign Currency Fluctuations".

         INVESTMENT ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") is the investment adviser for the Fund. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Fund. Atlantic Advisers Limited is the Fund's sub-adviser ("the Sub-Adviser"). The Adviser has entered into a Sub-Advisory

Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the Fund on behalf of the Adviser. For more information, see "Adviser, Sub-Advisers and Distributor".

         PURCHASES, EXCHANGES AND REDEMPTIONS. Initial and subsequent minimum investments in the Class A, B and C shares may be made in amounts equal to $1,000 and $25, respectively, except that the minimum initial investment for retirement plans is $250. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of certain other funds managed by the Adviser. Accounts with a market value of less than $250 caused by shareholder redemptions are redeemable by the Fund. See "Purchase of Shares," "Exchange of Shares" and "Redemption of Shares". Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. See "Purchase of Shares - Alternative Purchase Agreements" for Class Y eligibility requirements.

         SHAREHOLDER SERVICES. Questions regarding the Fund or your account may be directed to Davis Distributors, LLC at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank & Trust Co., c/o The Davis Funds, P.O. Box 8406, Boston, MA, 02266-8406. During drastic market conditions, the Distributor may experience difficulty in accepting telephone inquires. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday between 8:00 a.m. and 4:00 p.m. Mountain Time.

                              FINANCIAL HIGHLIGHTS

         The following table provides you with information about the financial history of the Fund's Class A, Class B, and Class C shares. The table expresses the information in terms of a single Class A, Class B, and Class C share since inception and is supplementary information to the Fund's financial statements which are included in the September 30, 1997 Annual Report to Shareholders. The Report may be obtained by writing or calling the Fund. The Fund's financial statements and financial highlights for the eight months ended September 30, 1995 and the fiscal years ended September 30, 1996 and 1997, have been audited by Tait, Weller & Baker serving as independent certified public accountants, whose opinion thereon is contained in the Annual Report.

                                                ----------CLASS A----------     ----------CLASS B------------
                                                                      EIGHT                             EIGHT
                                                YEAR       YEAR       MONTHS      YEAR       YEAR       MONTHS
                                               ENDED       ENDED      ENDED       ENDED      ENDED      ENDED
                                             SEPTEMBER   SEPTEMBER  SEPTEMBER   SEPTEMBER  SEPTEMBER  SEPTEMBER
                                                30,         30,        30,         30,        30,        30,
                                               1997        1996       1995        1997       1996       1995
                                               ----        ----       ----        ----       ----       ----

Net Asset Value, Beginning of Period...      $  12.12      $11.85     $10.00    $  12.00     $11.79     $10.00
                                             --------      ------     ------    --------     ------     ------

Income From Investment Operations
    Net Investment  Income.............          -            .03        .05        (.10)      (.03)      (.01)
    Net Gains on  Securities
      (both realized and unrealized)...           .25         .85       1.80         .24        .82       1.80
                                               -------       -----     ------     -------     -----      -----
      Total From Investment Operations.           .25         .88       1.85         .14        .79       1.79
                                               -------       -----     ------     -------      -----     -----

Less Distributions
    Dividends (from net investment  income)       -          (.03)        -           -          -          -
    Distributions From Realized Capital          (.99)       (.58)        -         (.99)      (.58)        -
                                              --------      ------     -------    -------     ------     -----
Gains
      Total  Distributions.............          (.99)       (.61)        -         (.99)      (.58)        -
                                              --------      ------     -------       -------     ------  -----

Net Asset Value, End  of Period........       $  11.38      $12.12     $11.85      $11.15     $12.00     $11.79
                                              ========      ======     ======      ======     ======     ======

Total Return 1.........................          2.71%       7.87%     18.50%       1.77%      7.10%     17.90%

Ratios/Supplemental Data
    Net Assets, End of Period (000 omitted)   $39,740      $41,545    $13,427      $8,230     $8,283     $2,002
    Ratio of Expenses to Average Net Assets     1.67%2,3     1.70%2,3   1.72%2,3*   2.51%2,3   2.46%2,3*   2.47%2,3
    Ratio of Net Income to Average Net Assets   0.03%         .23%       .95%*     (0.80)%     (.54)%      (.09)%*

    Portfolio Turnover Rate............           97%         78%        85%         97%        78%         85%
    Average commission rate per share .       $ .0066    $  .0050         -      $ .0066     $ .0050         -

1     Sales charges are not reflected in calculation.
2 Had the Adviser not absorbed certain expenses, the ratio of expenses for the year ended September 30, 1997, the year ended September 30, 1996 and the eight months ended September 30, 1995 would have been 1.93%, 2.24% and 2.88%, respectively for Class A Shares, and 2.98%, 3.01%, and 3.62%, respectively for Class B Shares.
3 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement for September 30, 1996 and September 30, 1997, were 1.69% and 1.66% respectively, for Class A Shares, and 2.46% and 2.50%, respectively for Class B Shares. Prior to 1996 such reductions were reflected in the expense ratios.

*   Annualized.

CLASS C


                                                                        AUGUST  19, 1997
                                                                         (COMMENCEMENT
                                                                          OF OPERATIONS)
                                                                             THROUGH
                                                                           SEPTEMBER 30,
                                                                               1997
Net Asset Value,
         Beginning of Period.............................................        $11.50
                                                                           ------------
Income From Investment Operations
         Net Investment Income (Loss)....................................        (0.02)
         Net Gains (Losses) on  Securities
           (both realized and unrealized)................................        (0.11)
                                                                           ------------
           Total From Investment Operations                                      (0.13)
                                                                           ------------
Less Distributions
         Dividends (from net investment  income).........................        -
         Distributions From Realized Capital  Gains......................        -
                                                                           ------------
         Total  Distributions............................................        -
                                                                           ============
Net Asset Value, End  of Period..........................................        $11.37
                                                                           ============

Total Return 1...........................................................        (1.13) %
Ratios/Supplemental Data
         Net Assets, End of Period (000 omitted).........................        $61.00
         Ratio of Expenses to  Average Net  Assets.......................          2.62 %*
         Ratio of Net Income to Average Net  Assets......................        (2.27) %*
     Portfolio Turnover Rate.............................................           .97 %
     Average commission rate per share...................................       $ .0066
--------------------------------------------------------------------------------------

1  Sales charges are not reflected in calculation.

2 Had the Adviser not absorbed certain expenses, the ratio of expenses for the period ended September 30, 1997, would have been 3.14%.

*  Annualized.

                       INVESTMENT OBJECTIVE AND POLICIES

         GENERAL. The Fund's investment objective is total return through capital growth or income or both. The Fund invests principally in foreign securities, which are securities of issuers (i) organized outside of the United States or (ii) wherever organized, whose principal assets or business activities are located, or whose securities are principally traded, outside the United States. The determination of the location of principal assets or business activities will be based on the location of assets, personnel and sources of sales and earnings. If at least 50% of the value of the issuer's assets, revenues or profits are located in, or derived from, goods produced or sold, investments made or services performed, outside the United States, the issue will be deemed to be a foreign security. Normally, at least 65% of the Fund's total assets will be invested in foreign securities and the Fund will have investments representing at least three countries outside of the United States.

         Usually the Fund will be invested principally in foreign equity securities. However, there is no limitation on the type of securities in which the Fund may invest nor on the amount of assets that may be invested for growth or income or both. At times when the Sub-Adviser believes the Fund's objective would be better achieved by holding a larger proportion of debt securities, holdings of such securities will be increased and may represent a larger portion of the portfolio. When the Sub-Adviser believes that economic or market conditions require a temporary defensive strategy, part or all of the Fund's assets may be invested in short-term obligations rated high grade or deemed by the Sub-Adviser to be of comparable quality. Such obligations include commercial paper and short-term notes of non-governmental firms and obligations of the U.S. Government or of a foreign government, or any agency or instrumentality thereof, and repurchase agreements with respect thereto. Such strategy could be limited to only a portion of the portfolio. For instance, the Fund may invest in short-term obligations of the government of a foreign country as a limited defensive strategy in order to remain in securities denominated in that currency.

         While the Fund will be primarily invested in equity securities, it may also invest in debt securities. The value of fixed-income securities is sensitive to interest rate changes as well as the financial strength of the debtor. When interest rates go down, debt securities in the portfolio tend to appreciate in value. Conversely, when interest rates go up, such securities tend to depreciate in value. Generally, the debt securities in which the Fund invests are investment grade securities, but it may invest up to 5% of net assets in securities below investment grade (so called "junk bonds").

         In determining investments between countries and the appropriate distribution of investments among various countries and geographic regions, the Sub-Adviser ordinarily considers such factors as prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. In selecting securities for growth, the Sub-Adviser considers factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. When purchasing debt securities, the Sub-Adviser generally looks for securities with an advantageous yield consistent with reasonable but not unusual risk. Selection of securities for both growth and income will usually involve a mix of these considerations.


         The Fund may invest up to 10% of its total assets through other listed and unlisted investment companies. Such investments may involve the payment of premiums above the value of the portfolio securities held by such other investment companies. The return of such investment may be reduced both by the Fund's own expenses, including its Advisory fees, and the management fees and expenses of the other investment company. However, due to legal currency, liquidity or other restrictions, investments in some countries may be currently limited and marketable investments may be made more readily by investing in investment companies primarily investing in securities of these countries. See "Risk Factors" and "Federal Taxes - Passive Foreign Investment Companies."

         INVESTMENT CONCENTRATION. Seventy-five percent of the Fund's total assets are invested so that no investment is made that would cause more than 5% of its total assets to be invested in any one issuer. The remaining 25% of the Fund's total assets are not so limited which would allow the Sub-Adviser to invest 25% of the Fund's total assets in a single issuer. In the event that the Sub-Adviser chooses to make such an investment, it may expose the Fund to greater risk. The Fund diversifies its investments across countries, industries and individual companies. The Fund invests less than 25% of its total assets in securities related to any single foreign country. The Fund will not concentrate 25% or more of its total assets in any one industry (excluding U.S. Government securities). It may from time to time be principally invested in one or two regions (such as Europe and the Pacific Rim) which the Sub-Adviser believes provide the best opportunity for total return.

         HEDGING AGAINST FOREIGN CURRENCY FLUCTUATIONS. To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy that it will not make an investment causing more than 15% of its net assets to be invested in illiquid securities. In making this determination, the Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         LENDING PORTFOLIO SECURITIES, WRITING COVERED CALL OPTIONS, PURCHASING OPTIONS OR WARRANTS. For income purposes, the Fund may lend its portfolio securities and may write covered call options on its portfolio securities. However, the Fund does not intend to lend portfolio securities if it would cause more than 20% of its net assets to be subject to such loans or to write covered call options on its portfolio securities if it would cause more than 5% of its net assets to be subject to such options. The Fund may purchase options. However, the Fund does not intend to engage in such a transaction if it would cause more than 2% of its total assets or 5% of its net assets to be invested in premiums for such options. The Fund may invest up to 5% of its net assets in warrants.

         BORROWING. The Fund may not borrow money except for temporary or emergency purposes, and then only from banks in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed). As a matter of non-fundamental policy, the Fund will not purchase securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of the value of the Fund's total assets.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds which have the same investment adviser. A repurchase agreement, as referred to herein, involves a sale of securities to the Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         PORTFOLIO TRANSACTIONS. The Sub-Adviser is responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Fund's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, the Fund may take into account the sale of its shares and research services provided to the Adviser and Sub-Adviser in placing portfolio transactions. In seeking the Fund's investment objective, the Fund may trade to some degree in securities for the short term if the Sub-Adviser believes that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. Because of the Fund's investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. Portfolio turnover rates are set forth in "Financial Highlights".

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The investment restrictions set forth in the Statement of Additional Information as fundamental cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval. In the event the Fund's investment objective should ever be changed, such change may result in an objective different from the objective the shareholder considered appropriate at the time of investment in the Fund. Except for the limitations on borrowing and illiquid securities, all percentage restrictions set forth in the Prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

                                  RISK FACTORS

         FOREIGN SECURITIES AND DEVELOPING MARKETS. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. The U.S. dollar value of a foreign security denominated in a foreign currency decreases when the value of the U.S. dollar rises against the foreign currency, and, conversely, the U.S. dollar value of the security rises when the value of the U.S. dollar falls against such currency. The Fund may invest in foreign currency contracts in an attempt to hedge against such currency fluctuations. See "Hedging Against Foreign Currency Fluctuations". There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. There is no uniformity in accounting and financial reporting. Foreign securities and markets are also affected by political and economic instabilities in such countries, and may be more volatile and less liquid than domestic securities and markets. The risks of investment may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion or contraction, and other relevant economic issues.

         The Fund may make investments in developing or emerging market countries, which involve exposure to economic structures that are generally less diverse and mature than in developed countries such as the United States and Western Europe, and to political systems that may be less stable. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Sub-Adviser believes that these characteristics can be expected to continue in the future.

         Many of the risks described above relating to foreign securities generally will be greater for developing or emerging markets. For instance, economies in individual emerging or developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging and developing markets have experienced substantial rates of inflation for many years. Economies in emerging and developing markets are generally heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         The securities markets of emerging and developing countries, if existent, are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         Brokerage commissions, custodial services and other costs relating to investment in foreign markets are generally more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid.

         Due to changes in the world economy and the political, economic and investment climate in particular countries, the status of a country or its securities markets as emerging, developing or developed can be expected to change over time, sometimes rapidly. The Sub-Adviser will consider such changes in determining the potential risks and rewards of investing in a given country.

                     ADVISER, SUB-ADVISERS AND DISTRIBUTOR

         ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501, serves as the investment adviser of the Fund. Venture Advisers, Inc., is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the Adviser's general partner. Subject to the direction and supervision of the Company's Board of Directors, the Adviser manages the business operations of the Fund. Davis Distributors, LLC (the "Distributor"), a wholly owned subsidiary of the Adviser serves as the distributor or principal underwriter of the Fund's shares. As discussed below, the Adviser has hired Atlantic Advisers Limited as Sub-Adviser for the Fund. The Adviser also acts as investment adviser and distributor for Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., (collectively with the Fund, the "Davis Funds") and Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust (collectively the "Selected Funds"). In addition, Davis Selected Advisers, NY-Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, performs research and other services for the Fund on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. This Agreement has no affect on the services provided by Atlantic Advisers Limited. The Distributor also acts as the principal underwriter for the Davis and Selected Funds.

         The Fund pays the Adviser a fee at the annual rate of 1.0% on the first $250 million of average net assets, 0.9% on the next $250 million of average net assets and 0.8% on average net assets in excess of $500 million. This fee is higher than that of most other mutual funds but is not necessarily higher than that paid by funds with a similar objective. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operation. All the fees paid to DSA-NY are paid by the Adviser and not the Fund.

         The Distributor is also reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to the Class A, Class B and Class C shares and approved by the Fund's Board of Directors and the shareholders of such classes in accordance with Rule 12b-1 under the Investment Company Act of 1940.
See "Distribution Plans" below for more details.

         SUB-ADVISER. Atlantic Advisers Limited (the "Sub-Adviser") acts as the Sub-Adviser of the Fund. The Sub-Adviser manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser 50% of the total annual investment advisory fees paid by the Fund to the Adviser. The Sub-Adviser's principal office is located at Charendon House, 2 Church Street, Hamilton, HM 11, Bermuda.

         Edouard F. Iselin is the controlling owner of the Sub-Adviser. As President of the Sub-Adviser, Mr. Iselin serves as the portfolio manager. Mr. Iselin is also associated with E.F. Iselin, S.A., an investment advisory firm based in Geneva, Switzerland which specializes in investments in foreign securities and provides investment advisory services to various individual and institutional clients. Mr. Iselin was the Managing Director of E.F. Iselin, S.A. from 1979 to 1991 and has been the firm's Chairman and Chief Executive Officer since 1991.

                               DISTRIBUTION PLANS

         The Fund bears some of the costs of selling its shares under Distribution Plans adopted with respect to its Class A, Class B and Class C shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. This rule regulates the manner in which a mutual fund may assume costs of distributing and promoting the sale of its shares.

         Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Such payments are made to reimburse the Distributor for the fees it pays to its salespersons and other firms for selling Fund shares, servicing shareholders and maintaining shareholder accounts. Where a commission is paid for purchase of $1 million or more of Class A shares and as long as the limits of the distribution plan have not been reached, such payment is also made from 12b-1 distribution fees received from the Fund. Normally, such fees are at the annual rate of 0.25% of the average net asset value of the accounts serviced and maintained on the books of the Fund. Payments under the Class A Distribution Plan may also be used to reimburse the Distributor for other distribution costs (excluding overhead) not covered in any year by any portion of the sales charges the Distributor retains. See "Purchase of Shares".

         Payments under the Class B Distribution Plan are limited to an annual rate of 1% of the average daily net asset value of the Class B shares. In accordance with current applicable rules, such payments are also limited to 6.25% of gross sales of Class B shares plus interest at 1% over the prime rate on any unpaid amounts. The Distributor pays broker/dealers up to 4% in commissions on new sales of Class B shares. Up to an annual rate of 0.75% of the average daily net assets is used to reimburse the Distributor for these commission payments. Most or all of such commissions are reallowed to Distributor's salespersons and to firms responsible for such sales. No commissions are paid by the Fund with respect to sales by the Distributor to officers, directors and full-time employees of the Fund, the Distributor, the Adviser or the Adviser's general partner. Up to 0.25% of average net assets is used to reimburse the Distributor for the payment of service and maintenance fees to its salespersons and other firms for shareholder servicing and maintenance of shareholder accounts.

         If, due to the foregoing payment limitations, the Fund is unable to pay the Distributor the 4% commission on new sales of Class B shares, the Distributor intends, but is not obligated, to accept new orders for shares and pay commissions in excess of the payments it receives from the Fund. The Distributor intends to seek full payment from the Fund of any excess amounts with interest at 1% over the prime rate at such future date when and to the extent such payments on new sales would not be in excess of the limitations. The Fund is not obligated to make such payments; the amount (if any), timing and condition of any such payments are solely within the discretion of the directors of the Fund who are not interested persons of the Distributor or the Fund and have no direct or indirect financial interest in the Class B Distribution Plan (the "Independent Directors"). If the Class B Distribution Plan is terminated, the Distributor will ask the Independent Directors to take whatever action they deem appropriate with regard to the payment of any excess amounts. As of September 30, 1997, the Distributor paid $277,438 in commissions for which the Distributor has not yet been reimbursed.

         Payments under the Class C Distribution Plan are also limited to an annual rate of 1% of the average daily net asset value of the Class C shares, and are subject to the same 6.25% and 1% limitations applicable to the Class B Distribution Plan. The entire amount of payments may be used to reimburse the Distributor for the payments of commissions and service and maintenance fees to its salespersons and other firms for selling new Class C shares, shareholder servicing and maintenance of shareholder accounts.

         In addition, to the extent that any investment advisory fees paid by the Fund may be deemed to be indirectly financing any activity which is primarily intended to result in the sales of Fund shares within the meaning of Rule 12b-1, the Plans authorize the payment of such fees.

         Each of the Distribution Plans may be terminated at any time by vote of the Independent Directors or by vote of a majority of the votes of the respective class. Payments pursuant to a Distribution Plan are included in the operating expenses of the class.

         As described herein, dealers or others may receive different levels of compensation depending on which class of shares they sell. The Distributor may make expense reimbursements for special training of a dealer's registered representatives or personnel of dealers and other firms who provide sales or other services in respect to the Fund and/or its shareholders, or to defray the expenses of meetings, advertising, or equipment. Any such amounts may be paid by the Distributor from the fees it receives under the Class A, Class B and Class C Distribution Plan.

         In addition, the Distributor may, from time to time, pay additional cash compensation or other promotional incentives to authorized dealers or agents that sell shares of the Fund. In some instances, such cash compensation or other incentives may be offered only to certain dealers or agents who employ registered representatives who have sold or may sell significant amounts of shares of the Fund and/or the other Davis Funds managed by the Adviser during a specified period of time.

         Shares of the Fund may also be sold through banks or bank-affiliated brokers. Any determination that such banks or bank-affiliated brokers are prohibited from selling shares of the Fund under the Glass-Steagall Act would have no material adverse effects on the Fund. State securities laws may require such firms to be licensed as securities dealers in order to sell shares of the Fund.

                               PURCHASE OF SHARES

         GENERAL. You can purchase Class A, Class B or Class C shares of the Fund from any dealer or other person having a sales agreement with the Distributor.

         There are three ways to make an initial investment in the Fund. One way is to fill out the Application Form included in this Prospectus and mail it to State Street Bank and Trust Company ("State Street") at the address on the Form. If you have a dealer, the dealer must also sign the Form. Your dealer or sales representative will help you fill out the Form. All purchases made by check (minimum $1,000, except $250 for retirement plans) should be in U.S. dollars and made payable to THE DAVIS FUNDS, or in the case of a retirement account, the custodian or trustee. THIRD PARTY CHECKS WILL NOT BE ACCEPTED. When purchases are made by check, redemptions will not be allowed until the investment being redeemed has been in the account for 15 calendar days.

         Another way to make an initial investment is to have your dealer order and pay for the shares. In this case, you must pay your dealer. The dealer can order the shares from the Distributor by telephone or wire. You can also use this method for additional investments of at least $1,000.

         The third way to purchase shares is by wire. Shares may be purchased at any time by wiring federal funds directly to State Street Bank and Trust Company. Prior to an initial investment by wire, the shareholder should telephone Davis Distributors, LLC at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. A completed Plan Adoption Agreement or Application Form should be mailed to State Street after the initial wire purchase. To assure proper credit, the wire instructions should be made as follows:

                   State Street Bank and Trust Company,
                   Boston MA, 02210
                   Attn.: Mutual Fund Services
                   DAVIS INTERNATIONAL SERIES, INC.
                   DAVIS INTERNATIONAL TOTAL RETURN FUND
                   Shareholder Name,
                   Shareholder Account Number,
                   Federal Routing Number 011000028,
                   DDA Number 9904-606-2

         After your initial investment, you can make additional investments of at least $25. Simply mail a check payable to "The Davis Funds" to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in shares of the Fund. If you know your account number, you should also give it to State Street.

         The Fund does not issue certificates for Class A shares unless you request a certificate each time you make a purchase. Certificates are not issued for Class B shares or Class C shares or for accounts using the Automatic Withdrawal Plan. Instead, shares purchased are automatically credited to an account maintained for you on the books of the Fund by State Street. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction and any other transactions you had during the current year.

         ALTERNATIVE PURCHASE ARRANGEMENTS. The Fund offers four classes of shares. With certain exceptions described below, Class A shares are sold with a front-end sales charge at the time of purchase and are not subject to a sales charge when they are redeemed. Class B shares are sold without a sales charge at the time of purchase, but are subject to a deferred sales charge if they are redeemed within six years after purchase. Class B shares will automatically convert to Class A eight years after the end of the calendar month in which the shareholder's order to purchase was accepted. Class C shares are purchased at their net asset value per share without the imposition of a front-end sales charge but are subject to a 1% deferred sales charge if redeemed within one year after purchase and do not have a conversion feature. Class Y shares are offered through a separate prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations acting on behalf of their own account or one or more clients for which such institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time ("Institutions"); (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 at any one time ("Governmental Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Distributor ("Wrap Program Investors"). Class Y shares are sold at net asset value without the imposition of Rule 12b-1 charges. For more information about the Class Y shares, call the Fund at 1-800-279-0279.

         Depending on the amount of the purchase and the anticipated length of time of investment, investors may choose to purchase one class of shares rather than the other. Investors who would rather pay the entire cost of distribution at the time of investment, rather than spreading such cost over time, might consider Class A shares. Other investors might consider Class B or Class C shares, in which case 100% of the purchase price is invested immediately. The Fund will not accept any purchase of Class B shares in the amount of $250,000 or more per investor. Such purchase must be made in Class A shares. Class C shares may be more appropriate for the short-term investor. The Fund will not accept any purchase of Class C shares when Class A shares may be purchased at net asset value. See also "Distribution Plans" for more information.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         CLASS A SHARES. Class A shares are sold at their net asset value plus a sales charge. The amounts of the sales charges are shown in the table below.

                                                                                                 Customary
                                               Sales Charge            Charge as         Concession to Your
                                               as Percentage    Approximate Percentage   Dealer as Percentage
                                             of Offering Price    of Amount Invested       of Offering Price

$99,999 or less.............................        4-3/4%               5.0%                     4%
$100,000 to $249,999........................        3-1/2%               3.6%                     3%
$250,000 to $499,999........................        2-1/2%               2.6%                     2%
$500,000 to $749,999........................          2%                 2.0%                   1-3/4%
$750,000 to $999,999........................          1%                 1.0%                  3/4 of 1%
$1,000,000 or more.........................           0%                 0.0%                     0%*

*On purchases of $1 million or more, the investor pays no front-end sales charge but a contingent deferred sales charge of 0.75% is imposed if shares purchased at net asset value are redeemed within the first year after purchase. The Distributor may pay the financial service firm a commission during the first year after such purchase at an annual rate as follows:

                    Purchase Amount                     Commission

                  First  $3,000,000..................      .75%
                  Next  $2,000,000...................      .50%
                  Over  $5,000,000...................      .25%

Where a commission is paid because of purchases of $1 million or more, such payment will be made from 12b-1 distribution fees received from the Fund and, in cases where the limits of the distribution plan in any year have been reached, from the Distributor's own resources.

         There are a number of ways to reduce the sales charge on the purchase of Class A shares, as set forth below.

         (i) Family Purchases: Purchases made by an individual, such individual's spouse and children under 21 are combined and treated as a purchase of a single person.

         (ii) Group Purchases: The purchases of an organized group, whether or not incorporated, are combined and treated as the purchase of a single person. The organization must have been organized for a purpose other than to purchase shares of mutual funds.

         (iii) Purchases for Employee Benefits Plans: Trusteed or other fiduciary accounts and Individual Retirement Accounts ("IRA") of a single employer are treated as purchases of a single person. Purchases of and ownership by an individual and such individual's spouse under an IRA are combined with their other purchases and ownership.

         (iv) Purchases under a Statement of Intention: By executing the "Statement of Intention" included in the Application Form at the back of this prospectus, purchases of Class A shares of $100,000 or more made over a 13-month period may be made at the applicable price for the aggregate shares actually purchased during the period. Please see "Terms and Conditions" at the back of this prospectus.

         (v) Rights of Accumulation: If you notify your dealer or the Distributor, you may include the Class A, B, and C shares of the Davis Funds you already own (except shares of Davis Government Money Market Fund) in calculating the price applicable to your current purchase.

         (vi) Combined Purchases with other Davis Funds: Purchases of Class A shares of the Fund may be combined with your purchases of Class A shares of the other Davis Funds, including Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc. and all funds offered by Davis Series, Inc. (other than Davis Government Money Market Fund), separately or under combined Statements of Intention or Rights of Accumulation to determine the price applicable to your purchases of Class A shares of the Fund.

         (vii) Sales at Net Asset Value: The sales charge will not apply to:
(1) Class A shares purchased through the automatic reinvestment of dividends and distributions (see "Dividends and Distributions"); (2) Class A shares purchased by directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Advisers or Distributor including former directors and officers and any spouse, child, parent, grandparent, brother or sister ("immediate family member") of all of the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (3) Class A shares purchased by any registered representatives, principals and employees

(and any immediate family member) of securities dealers having a sales agreement with the Distributor; (4) initial purchases of Class A shares totaling at least $250,000 but less than $5,000,000, made at any one time by banks, trust companies and other financial institutions on behalf of one or more clients for which such institution acts in a fiduciary capacity; (5) Class A shares purchased by any single account covering a minimum of 250 participants (this 250 participant minimum may be waived for certain fee based mutual fund marketplace programs) and representing a defined benefit plan, defined contribution plan, cash or deferred plan qualified under 401(a) or 401(k) of the Internal Revenue Code or a plan established under section 403(b), 457 or 501(c)(9) of such Code or "rabbi trusts"; (6) Class A shares purchased by persons participating in a "wrap account" or similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor or by investment advisers or financial planners who place trades for their own accounts or the accounts of their clients and who charge a management, consulting or other fee for their services; and clients of such investment advisers or financial planners who place trades for their own accounts if the accounts are linked to the master account of such investment adviser or financial planner on the books of the broker or agent; and (7) Class A shares amounting to less than $5,000,000 purchased by any state, county, city, department, authority or similar agency. The Fund may also issue Class A shares at net asset value incident to a merger with or acquisition of assets of an investment company.

         CLASS B SHARES. Class B shares are offered at net asset value, without a front-end sales charge. The Distributor receives and usually reallows commissions to firms responsible for the sale of such shares. See "Distribution Plans." With certain exceptions described below, the Fund imposes a deferred sales charge of 4% on shares redeemed during the first year after purchase, 3% on shares redeemed during the second or third year after purchase, 2% on shares redeemed during the fourth or fifth year after purchase, and 1% on shares redeemed during the sixth year after purchase. No deferred sales charge is imposed on amounts redeemed after six years from purchase. However, on Class B shares of the Fund which are acquired upon exchange from Class B shares of other Davis Funds which were purchased prior to December 1, 1994, the Fund will impose a deferred sales charge of 4% on shares redeemed during the first calendar year after purchase; 3% on shares redeemed during the second calendar year after purchase; 2% on shares redeemed during the third calendar year after purchase; and 1% on shares redeemed during the fourth calendar year after purchase; and no deferred sales charge is imposed on amounts redeemed after four calendar years from purchase. Class B shares will be subject to a maximum Rule 12b-1 fee at the annual rate of 1% of the class' average daily net asset value. The Fund will not accept any purchase of Class B shares in the amount of $250,000 or more per investor.

         Class B shares that have been outstanding for eight years will automatically convert to Class A shares without imposition of a front-end sales charge. The Class B shares so converted will no longer be subject to the higher expenses borne by Class B shares. Because the net asset value per share of the Class A shares may be higher or lower than that of the Class B shares at the time of conversion, although the dollar value will be the same, a shareholder may receive more or less Class A shares than the number of Class B shares converted. Under a private Internal Revenue Service Ruling, such a conversion will not constitute a taxable event under the Federal income tax law. In the event that this ceases to be the case, the Board of Directors will consider what action, if any, is appropriate and in the best interests of the Class B shareholders. In addition certain Class B shares held by certain defined contribution plans automatically convert to Class A shares based on increases of plan assets as described in the Statement of Additional Information.

         CLASS C SHARES. Class C shares are offered at net asset value without a sales charge at the time of purchase. Class C shares redeemed within one year of purchase will be subject to a 1% charge upon redemption. Class C shares do not have a conversion feature. The Fund will not accept any purchases of Class C shares when Class A shares may be purchased at net asset value.

         The Distributor will pay a commission to the firm responsible for the sale of Class C shares. No other fees will be paid by the Distributor during the one-year period following purchase. The Distributor will be reimbursed for the commission paid from 12b-1 fees paid by the Fund during the one-year period. If Class C shares are redeemed within the one-year period after purchase, the 1% redemption charge will be paid to the Distributor. After Class C shares have been outstanding for more than one year, the Distributor will make quarterly payments to the firm responsible for the sale of the shares in amounts equal to 0.75% of the annual average daily net asset value of such shares for sales fees and 0.25% of the annual average daily net asset value of such shares for service and maintenance fees.

         CONTINGENT DEFERRED SALES CHARGE. Any contingent deferred sales charge ("CDSC") imposed upon the redemption of Class A, Class B or Class C shares is a percentage of the lesser of (i) the net asset value of the shares redeemed or
(ii) the original cost of such shares. No CDSC is imposed when you redeem amounts derived from (a) increases in the value of shares above the original cost of such shares or (b) certain shares with respect to which the Fund did not pay a commission on issuance, including shares acquired through reinvestment of dividend income and capital gains distributions. Upon request for redemption, shares not subject to the CDSC will be redeemed first. Thereafter, shares held the longest will be the first to be redeemed.

         The CDSC on Class A, B and C Shares that are subject to a CDSC will be waived if the redemption relates to the following: (a) in the event of the total disability (as evidenced by a determination by the federal Social Security Administration) of the shareholder (including registered joint owner) occurring after the purchase of the shares being redeemed; (b) in the event of the death of the shareholder (including a registered joint owner); (c) for redemptions made pursuant to an automatic withdrawal plan in an amount, on an annual basis, up to 12% of the value of the account at the time the shareholder elects to participate in the automatic withdrawal plan; (d) for redemptions from a qualified retirement plan or IRA that constitute a tax-free return of contributions to avoid tax penalty; (e) on redemptions of shares sold to directors, officers and employees of any fund for which the Adviser acts as investment adviser or officers and employees of the Adviser, Sub-Advisors or Distributor including former directors and officers and immediate family members of all the foregoing, and any employee benefit or payroll deduction plan established by or for such persons; (f) on redemptions pursuant to the right of the Fund to liquidate a shareholder's account if the aggregate net asset value of the shares held in such account falls below an established minimum amount; (g) certain other exceptions related to defined contribution plans as described in the Statement of Additional Information.

         PROTOTYPE RETIREMENT PLANS. The Distributor and certain qualified dealers have available prototype retirement plans (e.g. 401(k), profit sharing, money purchase, Simplified Employee Pension ("SEP") plans, model 403(b) and 457 plans for charitable, educational and governmental entities) sponsored by the Funds for corporations and self-employed individuals. The Distributor and certain qualified dealers also have prototype Individual Retirement Account ("IRA") plans (deductible IRAs, non-deductible IRAs, including "Roth IRAs", and educational IRAs) and SIMPLE IRA plans for both individuals and employers. These plans utilize the shares of the Fund and other Davis Funds as their investment vehicle. State Street acts as custodian or trustee for the plans and charges the participant $10 to establish each account and an annual maintenance fee of $10 per social security number. Such fees will be redeemed automatically at year end from your account, unless you elect to pay the fee directly.

         AUTOMATIC INVESTMENT PLAN. You may arrange for automatic monthly investing whereby State Street will be authorized to initiate a debit to your bank account of a specific amount (minimum $25) each month which will be used to purchase Fund shares. The account minimums of $1,000 for non-retirement accounts and $250.00 for retirement accounts will be waived if, pursuant to the automatic investment plan, the account balance will meet the minimum investment requirements within twelve months of the initial investment. For institutions that are members of the Automated Clearing House system (ACH), such purchases can be processed electronically on any day of the month between the 3rd and 28th day of each month. After each automatic investment, you will receive a transaction confirmation and the debit should be reflected on your next bank statement. You may terminate the Plan at any time. If you desire to utilize this plan, you may use the appropriate designation on the Application Form.

         DIVIDEND DIVERSIFICATION PROGRAM. You may also establish a dividend diversification program which allows you to have all dividends and any other distributions automatically invested in shares of the same class of one or more of the Davis Funds, subject to state securities law requirements and the minimum investment requirements set forth below. You must receive a current prospectus for the other fund or funds prior to investment. Shares will be purchased at the chosen fund's net asset value on the dividend payment date. A dividend diversification account must be in the same registration as the distributing fund account and must be of the same class of shares. All accounts established or utilized under this program must have a minimum initial value of at least $250 and all subsequent investments must be at least $25. This program can be amended or terminated at any time, upon at least 60 days' notice. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE FUND SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests, in which case you should contact us by mail. See "Exchange of Shares - By Telephone", "Redemption of Shares By Telephone" and "Redemption of Shares - Expedited Redemption Privilege".

                               EXCHANGE OF SHARES

         GENERAL. The exchange privilege is a convenient way to buy shares in other Davis Funds in order to respond to changes in your goals or in market conditions. If such goals or market conditions change, the Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt, government and corporate bond funds, and a money market fund. However, the Fund is intended as a long-term investment and is not intended for short-term trades. Shares of a particular class of the Fund may be exchanged only for shares of the same class of another Davis Fund except that Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund. All of the Davis Funds offer Class A, Class B and Class C shares. The shares to be received upon exchange must be legally available for sale in your state. The net asset value of the initial shares being acquired must be at least $1,000 unless such exchange is under the Automatic Exchange Program described below. See "Purchase of Shares--Alternative Purchase Arrangements" for Class Y eligibility requirements.

         Shares may be exchanged at relative net asset value without any additional charge. However, if any shares being exchanged are subject to an escrow or segregated account pursuant to the terms of a Statement of Intention or a CDSC, such shares will be exchanged at relative net asset value, but the escrow or segregated account will continue with respect to the shares acquired in the exchange. In addition, the terms of any CDSC or redemption fee applicable at the time of exchange will continue to apply to any shares acquired upon exchange.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call your broker or the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares". Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange. An exchange between different classes of the same fund is not a taxable event.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

         AUTOMATIC EXCHANGE PROGRAM. The Funds also offers an automatic monthly exchange program. All accounts established or utilized under this program must have the same registration and a minimum initial value of at least $250. All subsequent exchanges must have a value of at least $25. Each month shares will be simultaneously redeemed and purchased at the chosen fund's applicable price. If you would like to participate in this program, you may use the appropriate designation on the Application Form.

         The number of times you may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Distributor. Currently, more than four exchanges out of the Fund during a twelve-month period are not permitted without the prior written approval of the Distributor. The Fund reserves the right to terminate or amend the exchange privilege at any time upon 60 or more days' notice.

                              REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Fund, all or part of your shares at any time at net asset value less any applicable sales charges. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         If shares to be redeemed are represented by a certificate, the certificate, signed by the owner or owners, must be sent to State Street with the request.

         For the protection of all shareholders, the Fund also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000, must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any such redemption delay by paying for your shares with a certified or cashier's check or by bank wire or federal funds.

         Your shares may also be redeemed through participating dealers. Under this method, the Distributor repurchases the shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Your dealer may charge you a service fee or commission. No charge is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

         EXPEDITED REDEMPTION PRIVILEGE. Investors with accounts other than prototype retirement plans and IRAs may designate on the Expedited Redemption Privilege Form (included in this prospectus) an account with any commercial bank and have the cash proceeds from redemptions sent, by either wire or electronically through the Automated Clearing House system ("ACH"), to a pre-designated bank account. State Street will accept instructions to redeem shares and make payment to a pre-designated commercial bank account by (a) written request signed by the registered shareholder, (b) telephone request by any Qualified Dealer to Davis Distributors, LLC (1-800-279-0279), and (c) by telegraphic request by the shareholder to State Street. At the time of redemption, the shareholder must request that federal funds be wired or transferred by ACH to the bank account designated on the application. The redemption proceeds under this procedure may not be directed to a savings bank, savings and loan or credit union account except by arrangement with its correspondent bank or unless such institution is a member of the Federal Reserve System. The Distributor, in its discretion, may limit the amount that may be redeemed by a shareholder in any day under the Expedited Redemption Privilege to $25,000. There is a $5 charge by State Street for wire service, and receiving banks may also charge for this service. Payment by ACH will usually arrive at your bank two banking days after you call. Payment by wire is usually credited to your bank account on the next business day after your call. The Expedited Redemption Privilege may be terminated, modified or suspended by the Fund at any time. See "Telephone Privilege".

         The name of the registered shareholder and corresponding Fund account number must be supplied. The Expedited Redemption Privilege Form provides for the appropriate information concerning the commercial bank and account number. Changes in ownership, account number (including the identity of your bank) or authorized signatories of the pre-designated account may be made by written notice to State Street with your signature and those of new owners or signers on the account guaranteed by a commercial bank or trust company. Additional documentation may be required to change the designated account when shares are held by a corporation, partnership, executor, administrator, trustee or guardian.

         BY TELEPHONE. You can redeem shares by telephone and receive a check by mail, but please keep in mind:

                  The check can only be issued for up to $25,000;
                  The check can only be issued to the registered owner (who
                    must be an individual);
                  The check can only be sent to the address of record; and Your current address of record must have been on file for 30 days.

         AUTOMATIC WITHDRAWALS PLAN. Under the Automatic Withdrawals Plan, you can indicate to State Street how many dollars you would like to receive each month or each quarter. Your account must have a value of at least $10,000 to start a plan. Shares are redeemed so that you will receive the payment you have requested approximately on the 25th day of the month. Withdrawals involve redemption of shares and may produce gain or loss for income tax purposes. Shares of the Fund initially acquired by exchange from any of the other Davis Funds will remain subject to an escrow or segregated account to which any of the exchanged shares were subject. If you utilize this program any applicable CDSCs will be imposed on such shares redeemed. Purchase of additional shares concurrent with withdrawals may be disadvantageous to you because of tax and sales load consequences. If the amount you withdraw exceeds the dividends on your shares, your account will suffer depletion. Your Automatic Withdrawals Plan may be terminated by you at any time without charge or penalty. The Fund reserves the right to terminate or modify the Automatic Withdrawals Plan at any time.

         INVOLUNTARY REDEMPTIONS. To relieve the Fund of the cost of maintaining uneconomical accounts, the Fund may effect the redemption of shares at net asset value in any account if the account, due to shareholder redemptions, has a value of less than $250. At least 60 days prior to such involuntary redemption, the Fund will mail a notice to the shareholder so that an additional purchase may be effected to avoid such redemption.

         SUBSEQUENT REPURCHASES. After some or all of your shares are redeemed or repurchased, you may decide to put back all or part of your proceeds into the same class of the Fund's shares. Any such shares will be issued without sales charge at the net asset value next determined after you have returned the amount of your proceeds. In addition, any applicable CDSC assessed on such shares will be returned to the account. Shares will be deemed to have been purchased on the original purchase date for purposes of calculating the CDSC and conversion period. This can be done by sending the Fund or the Distributor a letter, together with a check for the reinstatement amount. The letter must be received, together with the payment, within 30 days after the redemption or repurchase. You can only use this privilege once.

                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities by the total outstanding shares. The net asset value of the Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         VALUATION OF PORTFOLIO SECURITIES. As more fully set forth in the Statement of Additional Information, portfolio securities are normally valued using current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the closing bid price. Debt securities maturing in 60 days or less are usually valued at amortized cost and longer term debt securities may be valued by an independent pricing service.

         Securities for which market quotations are not readily available and other assets will be valued at fair value as determined by or at the direction of the Board of Directors.

         Because of the difference in times of closing of markets in which the Fund's securities are traded, events affecting portfolio values that occur between the time their prices are determined and the time the Fund's shares are priced will generally not be reflected in the Fund's share price.

         CONVERSION TO U.S. DOLLARS. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rates as computed by State Street Bank & Trust Company, custodian of the Fund's assets. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated value of such securities.

                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources for the payments made to you by the Fund. The first is net investment income and the second source is realized capital gains. You will receive quarterly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. You will also receive confirmations after each purchase (other than through dividend reinvestment) and after each redemption. Because Class B and Class C shares incur higher distribution services fees and bear certain other expenses, such shares will have higher expense ratios and will pay correspondingly lower dividends than Class A shares. For tax purposes, information concerning distributions will be mailed annually to shareholders.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and long-term capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawal Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the payment date.

         For the protection of the shareholder, upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                                 FEDERAL TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effect of federal, state and local taxes on an investment in the Fund.

         The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. However, to the extent that federal income tax may be assessed on
(i) certain dividends received by the Fund due to ownership of stock in passive foreign investment companies (see discussion below) or (ii) gains to the Fund on the sale of stock of such companies, the Fund may be liable for such income tax whether or not the Fund distributes all of its income. If for any calendar year the distribution of earnings required under the Code exceeds the amount distributed, an excise tax, equal to 4% of the excess, will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared. A gain or loss for tax purposes may be realized on the redemption of shares.
If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during that period, then the loss is treated as a long-term capital loss to the extent of such distribution.

         PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may purchase the securities of certain foreign investment funds or trusts called "passive foreign investment companies". Capital gains on the sale of such securities are considered ordinary income regardless of how long the Fund held its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, whether or not the Fund distributes such dividends and gains to its shareholders.

         In accordance with industry practice, the Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income, which the Fund will be required to distribute even though it has not actually sold such securities.

                          FOREIGN TAXES ON FUND INCOME

         Income received by the Fund from its foreign investments may be subject to foreign income taxes. If the Fund is liable for foreign income taxes, the Fund intends to meet the requirements of the Code to "pass through" the amount of such taxes to the Fund's shareholders, but there can be no assurance that the Fund will be able to do so or will elect to do so. To the extent that foreign taxes are passed through to shareholders of the Fund, shareholders will be required to treat as amounts distributed to them, and may be able to claim a deduction or credit for, their pro rata share of such taxes.

                                  FUND SHARES

         The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. Currently, the Fund is the only series issued by the Company. Shares of a series may be issued in different classes. Shares of the Fund are currently issued in four classes, Class A, Class B, Class C and Class Y shares. Due to the differing expenses of the classes, dividends on Class B and Class C shares are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information about the Class Y shares, call the Fund at 1-800-279-0279 to obtain the Class Y prospectus.

         The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proration, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund.

         In accordance with Maryland law and its Articles of Incorporation, the Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or otherwise called for special purposes. Special meetings may be called upon the written request of shareholders holding at least 10% of the voting power of the Company.

         MAJOR SHAREHOLDERS. Shelby Colom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.

                                PERFORMANCE DATA

         From time to time, the Fund may advertise information regarding its performance. Such information may consist of "total return" and "average annual total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to the Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event the Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to (i) various equity indices such as the Europe Australia Far East Index (EAFE) and the Standard & Poor's 500 Index; and (ii) other mutual funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., or similar independent mutual fund rating services, and the Fund may use evaluations published by nationally recognized independent ranking services and publications.

         The Fund's 1997 Annual Report contains additional performance information and will be made available upon request and without charge.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC, by writing to State Street Bank and Trust Company, c/o the Davis Funds, P.O. Box 8406, Boston, MA 02266-8406 or by calling 1-800-279-0279. Davis Direct Access is the Davis Funds' automated telephone system that enables shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.

TERMS AND CONDITIONS FOR A STATEMENT OF INTENTION  (CLASS A SHARES ONLY)

TERMS OF ESCROW:

         1. Out of my initial purchase (or subsequent purchases if necessary) 5% of the dollar amount specified in this Statement will be held in escrow by State Street in the form of shares (computed to the nearest full share at the public offering price applicable to the initial purchase hereunder) registered in my name. For example, if the minimum amount specified under this statement is $100,000 and the public offering price applicable to transactions of $100,000 is $10 a share, 500 shares (with a value of $5,000) would be held in escrow.

         2. In the event I should exchange some or all of my shares to those of another mutual fund for which Davis Distributors, LLC acts as distributor, according to the terms of this prospectus, I hereby authorize State Street to escrow the applicable number of shares of the new fund, until such time as this Statement is complete.

         3. If my total purchases are at least equal to the intended purchases, the shares in escrow will be delivered to me or to my order.

         4. If my total purchases are less than the intended purchases, I will remit to Davis Distributors, LLC the difference in the dollar amount of sales charge actually paid by me and the sales charge which I would have paid if the total purchase had been made at a single time. If remittance is not made within 20 days after written request by Davis Distributors, LLC or my dealer, State Street will redeem an appropriate number of the escrowed shares in order to realize such difference.

         5. I hereby irrevocably constitute and appoint State Street my attorney to surrender for redemption any or all escrowed shares with full power of substitution in the premises.

         6. Shares remaining after the redemption referred to in Paragraph No. 4 will be credited to my account.

         7. The duties of State Street are only such as are herein provided being purely ministerial in nature, and it shall incur no liability whatever except for willful misconduct or gross negligence so long as it has acted in good faith. It shall be under no responsibility other than faithfully to follow the instructions herein. It may consult with legal counsel and shall be fully protected in any action taken in good faith in accordance with advice from such counsel. It shall not be required to defend any legal proceedings which may be instituted against it in respect of the subject matter of this Agreement unless requested to do so and indemnified to its satisfaction against the cost and expense of such defense.

         8. If my total purchases are more than the intended purchases and such total is sufficient to qualify for an additional quantity discount, a retroactive price adjustment shall be made for all purchases made under such Statement to reflect the quantity discount applicable to the aggregate amount of such purchases during the thirteen-month period.

                        EXPEDITED REDEMPTION PRIVILEGE

[ ] If you wish the Expedited Redemption Privilege please check the box to the left and complete the following information.

I (we) hereby authorize State Street Bank and Trust Company, Davis Selected Advisers, L.P., Davis Distributors, LLC, and/or the Davis Funds to act upon instructions received by telephone or telegraph, believed by them to be genuine, and to redeem shares in my (our) account in any of the Davis Funds and to wire the proceeds of such redemption to the predesignated bank listed below. I (we) hereby agree that neither State Street Bank and Trust Company, nor Davis Selected Advisers, L.P., nor Davis Distributors, LLC nor the Davis Funds nor any of their officers or employees, will be liable for any loss, liability, cost or expense for acting upon such instructions.


------------------------------------------------------------------------------
                           Signature of Shareholder


------------------------------------------------------------------------------
                            Name of Commercial Bank


------------------------------------------------------------------------------
                                   (Street)


------------------------------------------------------------------------------
     (City)                        (State)                           (Zip)




------------------------------------------------------------------------------
                          Signature of Co-Shareholder


------------------------------------------------------------------------------
                          (Title of Account at Bank)


------------------------------------------------------------------------------
                           (Account Number at Bank)


------------------------------------------------------------------------------
                         (ABA/Transit Routing Number)

                               TABLE OF CONTENTS
                                                                   PAGE


Summary.......................................................       2

Financial Highlights..........................................       5

Investment Objective and Policies.............................       7

Risk Factors..................................................       9

Adviser, Sub-Advisers and Distributor.........................      10

Distribution Plans............................................      11

Purchase of Shares............................................      13

Telephone Privilege...........................................      18

Exchange of Shares............................................      18

Redemption of Shares..........................................      19

Determining the Price of Shares...............................      21

Dividends and Distributions...................................      22

Federal Taxes.................................................      22

Foreign Taxes on Fund Income..................................      23

Fund Shares...................................................      23

Performance Data..............................................      24

Shareholder Inquiries.........................................      24

PROSPECTUS                                                FEBRUARY 2, 1998
CLASS Y SHARES

                       DAVIS INTERNATIONAL SERIES, INC.
                     DAVIS INTERNATIONAL TOTAL RETURN FUND
                             124 EAST MARCY STREET
                          SANTA FE, NEW MEXICO 87501
                                                  (800) 279-0279



           MINIMUM INVESTMENT                      PLANS AVAILABLE
           Initial Purchase $5,000,000             Exchange Privilege
           Wrap Fee Program Minimum
                Investment subject to
                Sponsor's Minimums


         Davis International Total Return Fund (the "Fund") seeks total return through capital growth or income or both. The Fund invests principally in foreign securities.

         The Fund offers four classes of shares, Class A, Class B, Class C and Class Y, each having different expense levels and sales charges This Prospectus provides information regarding the Class Y shares offered by the Fund. Class Y shares are offered only to certain qualified purchasers, as described in this Prospectus. Class A, Class B and Class C shares are offered under a separate prospectus.

         This Prospectus concisely sets forth information about the Class Y shares of the Fund that prospective investors should know before investing. It should be read carefully and retained for future reference. A Statement of Additional Information dated February 2, 1998, has been filed with the Securities and Exchange Commission and is incorporated herein by reference. A copy of this Statement and other information about the Fund which has been filed with the Commission may be obtained without charge by writing to or calling the Fund at the above address or telephone number.


         SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

         THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                    SUMMARY

         FUND EXPENSES. The following table is intended to assist you in understanding the various costs and expenses that an investor in the Class Y shares of the Fund will bear directly or indirectly. Because no Class Y shares were outstanding as of September 30, 1997, the information is based on the expenses of the Class A shares for the Fund's fiscal year ended September 30, 1997. The information concerning "other expenses" is estimated for the first full fiscal year that Class Y share are offered. Expenses have been restated to give effect to the elimination of 12b-1 fees and the reduction of transfer agent fees for Class Y shares. You can refer to the section "Adviser, Sub-Advisers and Distributor" and "Purchase of Shares" for more information on transaction and operating expenses of the Fund.


Shareholder Transaction Expenses                                                              Class Y
--------------------------------                                                              -------
Maximum sales load imposed on purchases.................................................       None
Maximum sales load imposed on reinvested dividends......................................       None
Deferred sales load (a declining percentage of the lesser of the net asset value of the shares redeemed or the total cost of such shares)
       Redeemed during first year.......................................................       None
       Redeemed during second or third year.............................................       None
       Redeemed during fourth or fifth year.............................................       None
       Redeemed during sixth year.......................................................       None
       Redeemed after sixth year........................................................       None
   Exchange Fee.........................................................................       None

Annual Fund operating expenses (as a percentage of average net assets)

         Management fees..........................................................             1.00%
         12b-1 fees...............................................................             0.00%
         Other expenses...........................................................             0.45%
                                                                                               -----
                  Total Fund operating expenses...................................             1.45%

Example:

         You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and redemption at the end of each time period:

                                                  1 year            3 years          5 years          10 years
                                                  ------            -------          -------          --------

Class Y..........................................   $15               $46              $79              $174


         THE 5% ANNUAL RATE OF RETURN USED IN THE EXAMPLE ABOVE IS ONLY FOR ILLUSTRATION AND IS NOT INTENDED TO BE INDICATIVE OF THE FUTURE PERFORMANCE OF THE FUND, WHICH MAY BE MORE OR LESS THAN THE ASSUMED RATE. FUTURE EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

         THE COMPANY AND THE FUND. Davis International Series, Inc. (the "Company") is a diversified open-end management investment company incorporated in Maryland in 1994 and is registered under the Investment Company Act of 1940.

         The Company currently offers one investment portfolio, the Davis International Total Return Fund (the "Fund"). The Fund offers four classes of shares. Class A, Class B and Class C shares are sold through a separate prospectus. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations ("Institutions") acting on behalf of their own account or one or more clients for which such Institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other fee based program, sponsored and maintained by a registered broker-dealer approved by the Adviser ("Wrap Program Investors").

         INVESTMENT OBJECTIVE. The Fund's investment objective is to obtain total return through capital growth or income or both. It seeks its objective principally through investment in a portfolio of foreign securities. There is no assurance that the investment objective of the Fund will be achieved. See "Investment Objective and Policies".

         OPPORTUNITIES AND RISKS. The Fund is designed for long-term investors seeking the opportunity to diversify their investments in different countries and markets, including emerging and developing countries. These investments involve special risks including market, currency, economic, political and regulatory risks. See "Special Risk Factors". The Fund may invest in foreign currency contracts in order to attempt to hedge its currency risks. The Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. See "Hedging Against Foreign Currency Fluctuations".

         INVESTMENT ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") is the investment adviser for the Fund. Davis Distributors, LLC (the "Distributor") serves as the principal underwriter for the Fund. Atlantic Advisers Limited is the Fund's sub-adviser (the "Sub-Adviser"). The Adviser has entered into a Sub-Advisory Agreement with its wholly-owned subsidiary, Davis Selected Advisers-NY, Inc. ("DSA-NY"). DSA-NY performs research and other services for the Fund on behalf of the Adviser. For more information see "Adviser, Sub-Advisers and Distributor".


         PURCHASES, EXCHANGES AND REDEMPTIONS. Class Y shares are sold at net asset value without a sales charge. The initial minimum investment for Institutions and Government Entities is $5,000,000. The initial minimum investment for Wrap Program Investors is set by the sponsor of the program. Shares may be exchanged under certain circumstances at net asset value for the same class of shares of certain other funds managed and distributed by the Adviser. See "Purchase of Shares," "Exchange of Shares" and "Redemption of Shares".

         SHAREHOLDER SERVICES. Questions regarding the Fund or your account may be directed to Davis Distributors, LLC at 1-800-279-0279 or to your sales representative. Written inquiries may be directed to State Street Bank & Trust Co., c/o The Davis funds, P.O. Box 8406, Boston, MA 02266-8406. During drastic market conditions, the Distributor may experience difficulty in accepting telephone inquires. If you are unable to contact the Distributor at the above telephone number, you should call 1-505-820-3000 Monday through Friday between 8:00 a.m. and 4:00 p.m. Mountain Time.

                             FINANCIAL HIGHLIGHTS

         The following financial highlights are derived from the financial statements of the Fund and have been audited by Tait, Weller and Baker, independent auditors. The table expresses the information in terms of a single Class A share for the respective periods presented since inception of that Class and is supplementary information to the Fund's financial statements which are included in the September 30, 1997 Annual Report to Shareholders. The Report may be obtained by writing or calling the Fund. The Fund's financial statements and financial highlights for the eight months ended September 30, 1995 and the fiscal years ended September 30, 1996 and 1997, have been audited by Tait, Weller and Baker, independent certified public accountants, whose opinion thereon is contained in the Annual Report. No information is presented for the Class Y shares because no Class Y shares were outstanding as of September 30, 1997. Data are derived from data of the Class A shares of the Fund and reflect the impact of Rule 12b-1 distribution expenses paid by the Class A shares. The Class Y shares are not subject to Rule 12b-1 distribution expenses and per share data for periods beginning on and after Class Y shares are outstanding will not reflect the deduction of such expenses.

CLASS A

                                                                      YEAR             YEAR          EIGHT MONTHS
                                                                      ENDED            ENDED            ENDED
                                                                  SEPTEMBER 30,     SEPTEMBER 30,    SEPTEMBER 30,
                                                                      1997             1996              1995
                                                                      ----             ----              ----

Net Asset Value, Beginning of Period......................          $12.12            $11.85           $10.00
                                                                    ------            ------           ------

Income From Investment Operations
    Net Investment  Income................................            -                  .03              .05
    Net Gains on  Securities (both realized and unrealized)            .25               .85             1.80
                                                                   -------            ------          -------
        Total From Investment Operations..................             .25               .88             1.85
                                                                   -------            ------          -------

Less Distributions
    Dividends (from net investment  income)...............            -                 (.03)             -
    Distributions From Realized Capital  Gains............            (.99)             (.58)             -
                                                                   -------           -------          -------
        Total  Distributions..............................            (.99)             (.61)             -
                                                                   -------           -------          -------

Net Asset Value, End  of Period...........................          $11.38            $12.12           $11.85
                                                                    ======            ======          =======

Total Return 1............................................            2.71%             7.87%           18.50%
-------------

Ratios/Supplemental Data
    Net Assets, End of Period (000 omitted)...............         $39,740          $41,545           $13,427
    Ratio of Expenses to  Average Net  Assets.............           1.67%2,3         1.70%2,3          1.72%2,3*
    Ratio of Net Income to Average Net  Assets............            0.03%            .23%              .95%*

    Portfolio Turnover Rate...............................             97%              78%               85%
    Average commission rate per share.....................          $.0066           $.0050               -

1    Sales charges are not reflected in calculation.

2 Had the Adviser not absorbed certain expenses, the ratio of expenses for the year ended September 30, 1997, the year ended September 30, 1996 and the eight months ended September 30, 1995 would have been 1.93%, 2.24% and 2.88% respectively.
3 Ratio of expenses to average net assets after the reduction of custodian fees under a custodian agreement were 1.69% and 1.66% for September 30, 1996 and September 30, 1997, respectively. Prior to 1996, such reductions were reflected in the expenses ratios.

*      Annualized.

                       INVESTMENT OBJECTIVE AND POLICIES

         GENERAL. The Fund's investment objective is total return through capital growth or income or both. The Fund invests principally in foreign securities, which are securities of issuers (i) organized outside of the United States or (ii) wherever organized, whose principal assets or business activities are located, or whose securities are principally traded, outside the United States. The determination of the location of principal assets or business activities will be based on the location of assets, personnel and sources of sales and earnings. If at least 50% of the value of the issuer's assets, revenues or profits are located in, or derived from, goods produced or sold, investments made or services performed, outside the United States, the issue will be deemed to be a foreign security. Normally, at least 65% of the Fund's total assets will be invested in foreign securities and the Fund will have investments representing at least three countries outside of the United States.

         Usually the Fund will be invested principally in foreign equity securities. However, there is no limitation on the type of securities in which the Fund may invest nor on the amount of assets that may be invested for growth or income or both. At times when the Sub-Adviser believes the Fund's objective would be better achieved by holding a larger proportion of debt securities, holdings of such securities will be increased and may represent a larger portion of the portfolio. When the Sub-Adviser believes that economic or market conditions require a temporary defensive strategy, part or all of the Fund's assets may be invested in short-term obligations rated high grade or deemed by the Sub-Adviser to be of comparable quality. Such obligations include commercial paper and short-term notes of non-governmental firms and obligations of the U.S. Government or of a foreign government, or any agency or instrumentality thereof, and repurchase agreements with respect thereto. Such strategy could be limited to only a portion of the portfolio. For instance, the Fund may invest in short-term obligations of the government of a foreign country as a limited defensive strategy in order to remain in securities denominated in that currency.

         While the Fund will be primarily invested in equity securities, it may also invest in debt securities. The value of fixed-income securities is sensitive to interest rate changes as well as the financial strength of the debtor. When interest rates go down, debt securities in the portfolio tend to appreciate in value. Conversely, when interest rates go up, such securities tend to depreciate in value. Generally, the debt securities in which the Fund invests are investment grade securities, but it may invest up to 5% of net assets in securities below investment grade (so called "junk bonds").

         In determining investments between countries and the appropriate distribution of investments among various countries and geographic regions, the Sub-Adviser ordinarily considers such factors as prospects for relative economic growth among foreign countries; expected levels of inflation; relative price levels of the various capital markets; government policies influencing business conditions; the outlook for currency relationships and the range of individual investment opportunities available to the international investor. In selecting securities for growth, the Sub-Adviser considers factors such as undervalued assets or earnings potential, product development and demand, favorable operating ratios, resources for expansion, management abilities, reasonableness of market price, and favorable overall business prospects. When purchasing debt securities, the Sub-Adviser generally looks for securities with an advantageous yield consistent with reasonable but not unusual risk. Selection of securities for both growth and income will usually involve a mix of these considerations.


         The Fund may invest up to 10% of its total assets through other listed and unlisted investment companies. Such investments may involve the payment of premiums above the value of the portfolio securities held by such other investment companies. The return of such investment may be reduced both by the Fund's own expenses, including its Advisory fees, and the management fees and expenses of the other investment company. However, due to legal currency, liquidity or other restrictions, investments in some countries may be currently limited and marketable investments may be made more readily by investing in investment companies primarily investing in securities of these countries. See "Risk Factors" and "Federal Taxes - Passive Foreign Investment Companies."


         INVESTMENT CONCENTRATION. Seventy-five percent of the Fund's total assets are invested so that no investment is made that would cause more than 5% of its total assets to be invested in any one issuer. The remaining 25% of the Fund's total assets are not so limited which would allow the Sub-Adviser to invest 25% of the Fund's total assets in a single issuer. In the event that the Sub-Adviser chooses to make such an investment, it may expose the Fund to greater risk. The Fund diversifies its investments across countries, industries and individual companies. The Fund invests less than 25% of its total assets in securities related to any single foreign country. The Fund will not concentrate 25% or more of its total assets in any one industry (excluding U.S. Government securities). It may from time to time be principally invested in one or two regions (such as Europe and the Pacific
Rim) which the Sub-Adviser believes provide the best opportunity for total return.

         HEDGING AGAINST FOREIGN CURRENCY FLUCTUATIONS. To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Adviser, under criteria established by the Fund's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy that it will not make an investment causing more than 15% of its net assets to be invested in illiquid securities. In making this determination, the Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Sub-Adviser and, if as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is required in light of the policy limiting investments in such securities. Investing in Rule 144A Securities could have the effect of increasing the amount of the Fund's investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         LENDING PORTFOLIO SECURITIES, WRITING COVERED CALL OPTIONS, PURCHASING OPTIONS OR WARRANTS. For income purposes, the Fund may lend its portfolio securities and may write covered call options on its portfolio securities. However, the Fund does not intend to lend portfolio securities if it would cause more than 20% of its net assets to be subject to such loans or to write covered call options on its portfolio securities if it would cause more than 5% of its net assets to be subject to such options. The Fund may purchase options. However, the Fund does not intend to engage in such a transaction if it would cause more than 2% of its total assets or 5% of its net assets to be invested in premiums for such options. The Fund may invest up to 5% of its net assets in warrants.

         BORROWING. The Fund may not borrow money except for temporary or emergency purposes, and then only from banks in an amount not exceeding 33 1/3% of the value of the Fund's total assets (including the amount borrowed). As a matter of non-fundamental policy, the Fund will not purchase securities when its borrowings, less amounts receivable on sales of portfolio securities, exceed 5% of the value of the Fund's total assets.

         REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements, but normally will not enter into repurchase agreements maturing in more than seven days, and may make repurchase agreement transactions through a joint account with other funds which have the same investment adviser. A repurchase agreement, as referred to herein, involves a sale of securities to the Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Adviser determines to be financially sound at the time of the transaction) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         PORTFOLIO TRANSACTIONS. The Sub-Adviser is responsible for the placement of portfolio transactions, subject to the supervision of the Board of Directors. It is the Fund's policy to seek to place portfolio transactions with brokers or dealers who will execute transactions as efficiently as possible and at the most favorable price. Subject to this policy, the Fund may take into account the sale of its shares and research services provided to the Adviser and Sub-Adviser in placing portfolio transactions. In seeking the Fund's investment objective, the Fund may trade to some degree in securities for the short term if the Sub-Adviser believes that the growth potential of a security no longer exists, considers that other securities have more growth potential, or otherwise believes that such trading is advisable. Because of the Fund's investment policies, portfolio turnover rate will vary. At times it could be high, which could require the payment of larger amounts in brokerage commissions. Portfolio turnover rates are set forth in "Financial Highlights".

         FUNDAMENTAL AND NON-FUNDAMENTAL POLICIES. The investment restrictions set forth in the Statement of Additional Information as fundamental cannot be changed without a vote of the shareholders. The investment objective and all other investment policies of the Fund are not fundamental and may be changed without shareholder approval. In the event the Fund's investment objective should ever be changed, such change may result in an objective different from the objective the shareholder considered appropriate at the time of investment in the Fund. Except for the limitations on borrowing and illiquid securities, all percentage restrictions set forth in the Prospectus or in the Statement of Additional Information apply as of the time of investment without regard to later increases or decreases in the values of securities or total or net assets.

                                 RISK FACTORS

         FOREIGN SECURITIES AND DEVELOPING MARKETS. Investments in foreign securities may involve a higher degree of risk than investments in domestic issuers. Foreign securities are often denominated in foreign currencies, which means that their value will be affected by changes in exchange rates, as well as other factors that affect securities prices. The U.S. dollar value of a foreign security denominated in a foreign currency decreases when the value of the U.S. dollar rises against the foreign currency, and, conversely, the U.S. dollar value of the security rises when the value of the U.S. dollar falls against such currency. The Fund may invest in foreign currency contracts in an attempt to hedge against such currency fluctuations. See "Hedging Against Foreign Currency Fluctuations". There is generally less publicly available information about foreign securities and securities markets, and there may be less government regulation and supervision of foreign issuers and securities markets. There is no uniformity in accounting and financial reporting. Foreign securities and markets are also affected by political and economic instabilities in such countries, and may be more volatile and less liquid than domestic securities and markets. The risks of investment may include expropriation or nationalization of assets, confiscatory taxation, exchange controls and limitations on the use or transfer of assets, and significant withholding taxes. Foreign economies may differ from the United States favorably or unfavorably with respect to inflation rates, balance of payments, capital reinvestment, gross national product expansion or contraction, and other relevant economic issues.

         The Fund may make investments in developing or emerging market countries, which involve exposure to economic structures that are generally less diverse and mature than in developed countries such as the United States and Western Europe, and to political systems that may be less stable. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Sub-Adviser believes that these characteristics can be expected to continue in the future.

         Many of the risks described above relating to foreign securities generally will be greater for developing or emerging markets. For instance, economies in individual emerging or developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging and developing markets have experienced substantial rates of inflation for many years. Economies in emerging and developing markets are generally heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade.

         The securities markets of emerging and developing countries, if existent, are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         Brokerage commissions, custodial services and other costs relating to investment in foreign markets are generally more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid.

         Due to changes in the world economy and the political, economic and investment climate in particular countries, the status of a country or its securities markets as emerging, developing or developed can be expected to change over time, sometimes rapidly. The Sub-Adviser will consider such changes in determining the potential risks and rewards of investing in a given country.


                     ADVISER, SUB-ADVISERS AND DISTRIBUTOR

         ADVISER, SUB-ADVISERS AND DISTRIBUTOR. Davis Selected Advisers, L.P., (the "Adviser") whose principal office is at 124 East Marcy Street, Santa Fe, New Mexico 87501 acts as the manager for the Fund. Venture Advisers, Inc., is the Adviser's sole general partner. Shelby M.C. Davis is the controlling shareholder of the Adviser's general partner. Subject to the direction and supervision of the Company's Board of Directors, the Adviser manages business operations of the Fund. Davis Distributors, LLC (the "Distributor"), a subsidiary of the Adviser serves as the distributor or principal underwriter of the Fund's shares. As discussed below, the Adviser has hired Atlantic Advisers Limited as Sub-Adviser for the Fund. The Adviser also acts as investment adviser for Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., (collectively with the Fund, the "Davis Funds") and Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust. In addition, Davis Selected Advisers-NY, Inc. ("DSA-NY"), a wholly-owned subsidiary of the Adviser, performs research and other services for the Fund on behalf of the Adviser under a Sub-Advisory Agreement with the Adviser. This Agreement has no affect on the service provided by Atlantic Advisers Limited. The Distributor also acts as the principal underwriter for the Davis and Selected Funds.

         The Fund pays the Adviser a fee at the annual rate of 1.0% on the first $250 million of average net assets, 0.9% on the next $250 million of average net assets and 0.8% on average net assets in excess of $500 million. This fee is higher than that of most other mutual funds but is not necessarily higher than that paid by funds with a similar objective. The Fund also reimburses the Adviser for its costs of providing certain accounting and financial reporting, shareholder services and compliance with state securities laws. Under the Sub-Advisory Agreement with DSA-NY, the Adviser pays all of DSA-NY's direct and indirect costs of operation. All the fees paid to DSA-NY are paid by the Adviser and not the Fund.

         SUB-ADVISER. Atlantic Advisers Limited (the "Sub-Adviser") acts as the Sub-Adviser of the Fund. The Sub-Adviser manages the day-to-day investment operations for the Fund. The Fund pays no fees directly to the Sub-Adviser. The Sub-Adviser receives from the Adviser 50% of the total annual investment advisory fees paid by the Fund to the Adviser. The Fund pays no fees directly to the Sub-Adviser. The Sub-Adviser's principal office is located at Charendon House, 2 Church Street, Hamilton, HM 11, Bermuda.

         Edouard F. Iselin is the controlling owner of the Sub-Adviser. As President of the Sub-Adviser, Mr. Iselin serves as the portfolio manager. Mr. Iselin is also associated with E.F. Iselin, S.A., an investment advisory firm based in Geneva, Switzerland which specializes in investments in foreign securities and provides investment advisory services to various individual and institutional clients. Mr. Iselin was the Managing Director of E.F. Iselin, S.A. from 1979 to 1991 and has been the firm's Chairman and Chief Executive Officer since 1991.

         The Distributor is reimbursed by the Fund for some of its distribution expenses through Distribution Plans which have been adopted with respect to the Class A, Class B and Class C shares and approved by the Fund's Board of Directors in accordance with Rule 12b-1 under the Investment Company Act of 1940. The Class Y shares are not subject to Rule 12b-1 fees.

                              PURCHASE OF SHARES

         GENERAL. Class Y shares are offered through this Prospectus to (i) trust companies, bank trusts, endowments, pension plans or foundations ("Institutions") acting on behalf of their own account or one or more clients for which such Institution acts in a fiduciary capacity and investing at least $5,000,000 at any one time; (ii) any state, county, city, department, authority or similar agency which invests at least $5,000,000 ("Government Entities"); and (iii) any investor with an account established under a "wrap account" or other similar fee-based program sponsored and maintained by a registered broker-dealer approved by the Fund's Distributor ("Wrap Program Investors"). Wrap Program Investors may only purchase Class Y shares through the sponsors of such programs who have entered into agreements with Davis Selected Advisers, L.P.

         Wrap Program Investors should be aware that both Class A and Class Y shares are made available by the Fund at net asset value to sponsors of wrap programs. However, Class A shares are subject to additional expenses under the Fund's Rule 12b-1 Plan and sponsors of wrap programs utilizing Class A shares are generally entitled to payments under the Plan. If the sponsor has selected Class A shares, investors should discuss these charges with their program's sponsor and weigh the benefits of any services to be provided by the sponsor against the higher expenses paid by Class A shareholders.

         PURCHASE BY BANK WIRE. Shares may be purchased at any time by wiring federal funds directly to State Street Bank and Trust Company. Prior to an initial investment by wire, the institutional shareholder or wrap program sponsor should telephone Davis Distributors, L.L.C. at 1-800-279-0279 to advise them of the investment and class of shares and to obtain an account number and instructions. To assure proper credit, the wire instructions should be made as follows:

                           State Street Bank and Trust Company,
                           Boston  MA, 02210
                           Attn.: Mutual Fund Services
                           DAVIS INTERNATIONAL SERIES, INC.-
                           DAVIS INTERNATIONAL TOTAL RETURN FUND
                           Shareholder Name,
                           Shareholder Account Number,
                           Federal Routing Number 011000028,
                           DDA Number 9904-606-2

         You may make additional investments by wire or you may simply mail a check payable to "State Street Bank and Trust Company," c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406. The check should be accompanied by a form which State Street will provide after each purchase. If you do not have a form, you should tell State Street that you want to invest the check in Class Y shares of the Fund. If you know your account number, you should also give it to State Street.

         The Fund does not issue certificates for Class Y shares. Each time you add to or withdraw from your account, you will receive a statement showing the details of the transaction and any other transactions you had during the current year.

                              TELEPHONE PRIVILEGE

         Unless you have provided in your application that the telephone privilege is not to be available, the telephone privilege is automatically available under certain circumstances for exchanging shares and for redeeming shares. BY EXERCISING THE TELEPHONE PRIVILEGE TO SELL OR EXCHANGE SHARES, YOU AGREE THAT THE FUND SHALL NOT BE LIABLE FOR FOLLOWING TELEPHONE INSTRUCTIONS REASONABLY BELIEVED TO BE GENUINE. Reasonable procedures will be employed to confirm that such instructions are genuine and if not employed, the Fund may be liable for unauthorized instructions. Such procedures will include a request for personal identification (account or social security number) and tape recording of the instructions. You should be aware that during unusual market conditions we may have difficulty in accepting telephone requests, in which case you should contact us by mail. See "Exchange of Shares - By Telephone", "Redemption of Shares - By Telephone" and "Redemption of Shares - Expedited Redemption Privilege".

                              EXCHANGE OF SHARES

         GENERAL. You may exchange Class Y shares of the Fund for Class Y shares of the other Davis Funds. The Davis Funds offer a variety of investment objectives that includes common stock funds, tax-exempt, government and corporate bond funds, and a money market fund. However, the Fund is intended as a long-term investment and is not intended for short-term trades. The net asset value of the initial shares being acquired must be at least $5,000,000 for Institutions and Government Entities or minimums set by wrap program sponsors. Class A shareholders who are eligible to purchase Class Y shares may exchange their shares for Class Y shares of the Fund.

         Before you decide to make an exchange, you must obtain the current prospectus of the desired fund. Call the Distributor for information and a prospectus for any of the other Davis Funds registered in your state. Read the prospectus carefully. If you decide to exchange your shares, send State Street a written unconditional request for the exchange and follow the instructions regarding delivery of share certificates contained in the section on "Redemption of Shares". A signature guarantee is not required for such an exchange. However, if shares are also redeemed for cash in connection with the exchange transaction, a signature guarantee may be required. See "Redemption of Shares". Your dealer may charge an additional fee for handling an exercise of the exchange privilege.

         An exchange involves both a redemption and a purchase, and normally both are done on the same day. However, in certain instances such as where a large redemption is involved, the investment of redemption proceeds into shares of other Davis Funds may take up to seven days. For federal income tax purposes, exchanges between funds are treated as a sale and purchase. Therefore, there will usually be a recognizable capital gain or loss due to an exchange

         The number of times you may exchange shares among the Davis Funds within a specified period of time may be limited at the discretion of the Adviser. Currently, more than three exchanges out of the Fund during a twelve-month period are not permitted without the prior written approval of the Adviser. The Fund reserves the right to terminate or amend the exchange privilege at any time upon 60 days' notice.

         BY TELEPHONE. You may exchange shares by telephone into accounts with identical registrations. Please see the discussion of procedures in respect to telephone instructions in the section entitled "Telephone Privilege," as such procedures are also applicable to exchanges.

                             REDEMPTION OF SHARES

         GENERAL. You can redeem, or sell back to the Fund, all or part of your shares at any time. You can do this by sending a written request to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406, indicating how many of your shares or what dollar amount you want to redeem. If more than one person owns the shares to be redeemed, all owners must sign the request. The signatures on the request must correspond to the account from which the shares are being redeemed.

         Sometimes State Street needs more documents to verify authority to make a redemption. This usually happens when the owner is a corporation, partnership or fiduciary (such as a trustee or the executor of an estate) or if the person making the request is not the registered owner of the shares.

         For the protection of all shareholders, the Fund also requires that signatures appearing on a share certificate, stock power or redemption request where the proceeds would be more than $50,000, must be guaranteed by a bank, credit union, savings association, securities exchange, broker, dealer or other guarantor institution. A signature guarantee is also required in the event that any modification to the Company's application is made after the account is established, including the selection of the Expedited Redemption Privilege. In some situations such as where corporations, trusts or estates are involved, additional documents may be necessary to effect the redemption. The transfer agent may reject a request from any of the foregoing eligible guarantors, if such guarantor does not satisfy the transfer agent's written standards or procedures or if such guarantor is not a member or participant of a signature guarantee program. This provision also applies to exchanges when there is also a redemption for cash. A signature guarantee on redemption requests where the proceeds would be $50,000 or less is not required, provided that such proceeds are being sent to the address of record and, in order to ensure authenticity of an address change, such address of record has not been changed within the last 30 days. All notifications of address changes must be in writing.

         Redemption proceeds are normally paid to you within seven days after State Street receives your proper redemption request. Payment for redemptions can be suspended under certain emergency conditions determined by the Securities and Exchange Commission or if the New York Stock Exchange is closed for other than customary or holiday closings. If any of the shares redeemed were just bought by you, payment to you may be delayed until your purchase check has cleared (which usually takes up to 15 days from the purchase date). You can avoid any such redemption delay by paying for your shares with a certified or cashier's check or by bank wire or federal funds.

         Redemptions are ordinarily paid to you in cash. However, the Fund's Board of Directors is authorized to decide that conditions exist making cash payments undesirable, although the Board has never reached such a decision. If the Board should decide to make payment in other than cash, redemptions could be paid in securities, valued at the value used in computing the Fund's net asset value. There would be brokerage costs incurred by the shareholder in selling such redemption proceeds. We must, however, redeem shares solely in cash up to the lesser of $250,000 or 1% of the Fund's net asset value, whichever is smaller, during any 90-day period for any one shareholder.

         Your shares may also be redeemed through participating brokers or dealers. The Distributor may repurchase shares from your dealer, if your dealer is a member of the Distributor's selling group. Your dealer may, but is not required to, use this method in selling back your shares and may place any repurchase request by telephone or wire. Any broker may charge you a service fee or commission. No charge is payable if you redeem your own shares through State Street rather than having a dealer arrange for a repurchase.

                        DETERMINING THE PRICE OF SHARES

         NET ASSET VALUE. The net asset value per share of each class is determined daily by dividing the total value of investments and other assets, less any liabilities, by the total number of outstanding shares of each class. The net asset value of the Fund is determined daily as of the earlier of the close of the New York Stock Exchange (the "Exchange") or 4:00 p.m., Eastern Time, on each day that the Exchange is open for trading.

         The price per share for purchases or redemptions made directly through State Street normally is such value next computed after State Street receives the purchase order or redemption request. In order for your purchase order or redemption request to be effective on the day you place your order with your broker-dealer or other financial institution, such broker-dealer or financial institution must (i) receive your order before 4:00 p.m. Eastern time and (ii) promptly transmit the order to State Street. The broker-dealer or financial institution is responsible for promptly transmitting purchase orders or redemption requests to State Street so that you may receive the same day's net asset value. Note that in the case of redemptions and repurchases of shares owned by corporations, trusts or estates, or of shares represented by outstanding certificates, State Street may require additional documents to effect the redemption and the applicable price will be determined as of the close of the next computation following the receipt of the required documentation or outstanding certificates. See "Redemption of Shares."

         VALUATION OF PORTFOLIO SECURITIES. As more fully set forth in the Statement of Additional Information, portfolio securities are normally valued using current market valuations: either the last reported sales price, or in the case of securities for which there is no reported last sale, the closing bid price. Debt securities maturing in 60 days or less are usually valued at amortized cost and longer term debt securities may be valued by an independent pricing service.

         Securities for which market quotations are not readily available and other assets will be valued at fair value as determined by or at the direction of the Board of Directors.

         Because of the difference in times of closing of markets in which the Fund's securities are traded, events affecting portfolio values that occur between the times their prices are determined and the time the Fund's shares are priced will generally no be reflected in the Fund's share price.

         CONVERSION TO U.S. DOLLARS. The value of securities denominated in foreign currencies and traded on foreign exchanges or in foreign markets will have their value converted into the U.S. dollar equivalents at the prevailing market rates as computed by State Street Bank & Trust Company, custodian of the Fund's assets. Because the value of securities denominated in foreign currencies must be translated into U.S. dollars, fluctuations in the value of such currencies in relation to the U.S. dollar may affect the net asset value of Fund shares even if there has not been any change in the foreign-currency denominated value of such securities.

                          DIVIDENDS AND DISTRIBUTIONS

         There are two sources for the payments made to you by the Fund. The first is net investment income and the second source is realized capital gains. You will receive quarterly confirmation statements for dividends declared and shares purchased through reinvestment of dividends. You will also receive confirmations after each purchase (other than through dividend reinvestment) and after each redemption.

         Shareholders have the option to receive all dividends and distributions in cash, to have all dividends and distributions reinvested, or to have income dividends paid in cash and short-term and long-term capital gain distributions reinvested. Reinvestment of all dividends and distributions is automatic for accounts utilizing the Automatic Withdrawal Plan. The reinvestment of dividends and distributions is made at net asset value (without any initial or contingent deferred sales charge) on the payment date. Information concerning distributions will be mailed annually to shareholders. For the protection of the shareholder,

         For the protection of shareholders, upon receipt of the second dividend check which has been returned to State Street as undeliverable, undelivered dividends will be invested in additional shares at the current net asset value and the account designated as a dividend reinvestment account.

                                 FEDERAL TAXES

         This section is not intended to be a full discussion of all the aspects of the federal income tax law and its effects on the Fund and its shareholders. Shareholders may be subject to state and local taxes on distributions. Each investor should consult his or her own tax adviser regarding the effect of federal, state and local taxes on an investment in the Fund.

         The Fund intends to continue to qualify as a regulated investment company under the Internal Revenue Code (the "Code") and, if so qualified, will not be liable for federal income tax to the extent its earnings are distributed. However, to the extent that federal income tax may be assessed on
(i) certain dividends received by the Fund due to ownership of stock in passive foreign investment companies (see discussion below) or (ii) gains to the Fund on the sale of stock of such companies, the Fund may be liable for such income tax whether or not the Fund distributes all of its income. If for any calendar year the distribution of earnings required under the Code exceeds the amount distributed, an excise tax, equal to 4% of the excess, will be imposed on the Fund. The Fund intends to make distributions during each calendar year sufficient to prevent imposition of the excise tax.

         Distributions of net investment income and net realized short-term capital gains will be taxable to shareholders as ordinary income. Distributions of net long-term capital gains will be taxable to shareholders as long-term capital gain regardless of how long the shares have been held. Distributions will be treated the same for tax purposes whether received in cash or in additional shares. Dividends declared in the last calendar month to shareholders of record in such month and paid by the end of the following January are treated as received by the shareholder in the year in which they are declared. A gain or loss for tax purposes may be realized on the redemption of shares. If the shareholder realizes a loss on the sale or exchange of any shares held for six months or less and if the shareholder received a capital gain distribution during that period, then the loss is treated as a long-term capital loss to the extent of such distribution.


         PASSIVE FOREIGN INVESTMENT COMPANIES. The Fund may purchase the securities of certain foreign investment funds or trusts called "passive foreign investment companies". Capital gains on the sale of such securities are considered ordinary income regardless of how long the Fund held its investment. In addition, the Fund may be subject to corporate income tax and an interest charge on certain dividends and capital gains earned from these investments, whether or not the Fund distributes such dividends and gains to its shareholders.

         In accordance with industry practice, the Fund intends to treat these securities as sold on the last day of its fiscal year and recognize any gains for tax purposes at that time; losses will not be recognized. Such gains will be considered ordinary income, which the Fund will be required to distribute even though it has not actually sold such securities.


                         FOREIGN TAXES ON FUND INCOME

         Income received by the Fund from its foreign investments may be subject to foreign income taxes. If the Fund is liable for foreign income taxes, the Fund intends to meet the requirements of the Code to "pass through" the amount of such taxes to the Fund's shareholders, but there can be no assurance that the Fund will be able to do so or will elect to do so. To the extent that foreign taxes are passed through to shareholders of the Fund, shareholders will be required to treat as amounts distributed to them, and may be able to claim a deduction or credit for, their pro rata share of such taxes.

                                  FUND SHARES

         The Company is a series investment company which may issue multiple series, each of which would represent an interest in its separate portfolio. Currently, the Fund is the only series issued by the Company. Shares of a series may be issued in different classes. Shares of the Fund are currently issued in four classes, Class A, Class B, Class C and Class Y shares. Due to the differing expenses of the Classes, dividends of Class B are likely to be lower than for Class A shares, and are likely to be higher for Class Y shares than for any other class of shares. For more information regarding the Class A and Class B shares, please call 1-800-279-0279 to request a prospectus for those shares.
         The Board of Directors may offer additional classes in the future and may at any time discontinue the offering of any class of shares. Each share, when issued and paid for in accordance with the terms of the offering, is fully paid and non-assessable. Shares have no preemptive or subscription rights and are freely transferable. Each share of the Fund represents an interest in the assets of the Fund and has identical voting, dividend, liquidation and other rights and the same terms and conditions as any other shares except that (i) each dollar of net asset value per share is entitled to one vote, (ii) the expenses related to a particular class, such as those related to the distribution of each class and the transfer agency expenses of each class are borne solely by each such class and (iii) each class of shares votes separately with respect to provisions of the Rule 12b-1 Distribution Plan which pertains to a particular class and other matters for which separate class voting is appropriate under applicable law. Each fractional share has the same rights, in proration, as a full share. Shares do not have cumulative voting rights; therefore, the holders of more than 50% of the voting power of the Fund can elect all of the directors of the Fund.

         MAJOR SHAREHOLDERS. Shelby Colom Davis & Co., which may be deemed to be an affiliate of the Adviser, may be deemed to control the Company due to its beneficial ownership of more than 25% of the Company's outstanding shares.

         The Company does not hold regular annual shareholder meetings. Shareholder meetings are held when they are required under the Investment Company Act of 1940 or otherwise called for special purposes. Special meetings may be called upon the written request of shareholders holding at least 10% of the voting power of the Company.

                               PERFORMANCE DATA

         From time to time, the Fund may advertise information regarding its performance. Such information may consist of "total return" and "average annual total return" and will be calculated separately for each class. These performance figures are based upon historical results and are not intended to indicate future performance.

         "Average annual total return" refers to the Fund's average annual compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment.

         "Total return" refers to the Fund's compounded rate of return over a stated period that would equate an initial amount invested at the beginning of the period to the ending redeemable value of the investment. Total return is not annualized. In the event the Fund advertises its total return or average annual total return, the stated periods will be one, five and ten years, and may also include longer or shorter periods, including the life of the Fund. The computation of total and average annual total return assumes reinvestment of all dividends and distributions, and deduction of all charges and expenses. In addition, a table showing the performance of an assumed investment of $10,000 may be used from time to time.

         In reports or other communications to shareholders and in advertising material, the performance of the Fund may be compared to (i) various equity indices such as the Europe Australia Far East Index (EAFE) and the Standard & Poor's 500 Index; and (ii) other mutual funds of comparable size and objectives as listed in the rankings prepared by Lipper Analytical Services, Inc., or similar independent mutual fund rating services, and the Fund may use evaluations published by nationally recognized independent ranking services and publications.

         The Fund's 1997 Annual Report contains additional performance information and will be made available upon request and without charge.

                             SHAREHOLDER INQUIRIES

         Shareholder inquiries should be directed to Davis Distributors, LLC by writing to State Street Bank and Trust Company, c/o The Davis Funds, P.O. Box 8406, Boston, MA 02266-8406 or by calling 1-800-279-0279. Davis Direct Access is the Davis Funds' automated telephone system that enables shareholders to perform a number of account transactions automatically by using a touch-tone phone. Shareholders may obtain Fund and account specific information and make purchases, exchanges and redemptions.

                               TABLE OF CONTENTS
                                                              PAGE


Summary.................................................       2

Financial Highlights....................................       4

Investment Objective and Policies.......................       4

Risk Factors............................................       5


Adviser, Sub-Adviser and Distributor....................       8

Purchase of Shares......................................       8

Telephone Privilege.....................................       9

Exchange of Shares......................................       9

Redemption of Shares....................................      10

Determining the Price of Shares.........................     11

Dividends and Distributions.............................      12

Federal Taxes...........................................      12

Foreign Taxes On Fund Income............................      13

Fund Shares.............................................      13

Performance Data........................................      14

Shareholder Inquiries...................................      14

                      STATEMENT OF ADDITIONAL INFORMATION

                               FEBRUARY 2, 1998

                       DAVIS INTERNATIONAL SERIES, INC.

                     DAVIS INTERNATIONAL TOTAL RETURN FUND


                             124 EAST MARCY STREET
                          SANTA FE, NEW MEXICO 87501
                                                  1-800-279-0279


                               TABLE OF CONTENTS


         Fundamental Investment Restrictions.....................     2
         Non-Fundamental Investment Restrictions.................     2
         Risk Considerations.....................................     4
         High Yield, High Risk Bonds.............................     7
         Hedging of Foreign Currency Risks.......................     9
         Options on Foreign Currencies...........................    10
         Lending Portfolio Securities............................    12
         Writing Covered Call Options and Purchasing Options.....    13
         Repurchase Agreements...................................    13
         Portfolio Transactions and Brokerage....................    14
         Directors and Officers..................................    15
         Directors Compensation Schedule.........................    16
         Certain Shareholders of the Fund........................    16
         Investment Advisory Services............................    17
         Custodian...............................................    18
         Auditors................................................    19
         Determining the Price of Shares.........................    19
         Dividends, Distributions and Taxes......................    19
         Performance Data........................................    22
         Reduction of Class A Sales Charges......................    23
         Exemption to Class B Sales and Conversion Features......    25
         Distribution of Fund Shares.............................    26
         Appendix A - Ratings of Securities......................    27






         THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND SHOULD BE READ IN CONJUNCTION WITH THE CLASS A, CLASS B AND CLASS C PROSPECTUS DATED FEBRUARY 2, 1998, OR THE CLASS Y PROSPECTUS DATED FEBRUARY 2, 1998. THE PROSPECTUSES MAY BE OBTAINED FROM THE FUND.

         THE FUND'S AUDITED FINANCIAL STATEMENTS INCLUDED IN THE ANNUAL REPORT TO SHAREHOLDERS DATED SEPTEMBER 30, 1997 ARE EXPRESSLY INCORPORATED HEREIN BY REFERENCE.

                      FUNDAMENTAL INVESTMENT RESTRICTIONS

         The investment restrictions set forth below are fundamental and may not be changed without the approval of the holders of the lesser of (i) 67% of the eligible votes, if the holders of more than 50% of the eligible votes are represented or (ii) more than 50% of the eligible votes.

         (1) COMMODITIES. The Fund may not purchase or sell commodities or commodity contracts, except contracts in respect to financial futures or currencies.

         (2) REAL ESTATE. The Fund may not purchase real estate or real estate mortgages as such, but may purchase the securities backed by real estate or interests therein (including mortgage interests) and securities of companies, including real estate investment trusts, holding real estate or interests (including mortgage interests) therein.

         (3)      DIVERSIFICATION OF FUND INVESTMENTS.

                  (a) Fund Assets. With respect to 75% of the value of its total assets, the Fund may not buy the securities of any company if more than 5% of the value of the Fund's total assets would then be invested in that company. Securities issued by the U.S. Government or its agencies or instrumentalities and repurchase agreements involving such securities ("U.S. Government Securities"), are not subject to this limitation.

                  (b) Securities of Issuers. With respect to 75% of the value of its total assets, the Fund may not purchase the securities of any company if after such purchase the Fund would then own more than 10% of such company's voting securities. U.S. Government Securities are not subject to this limitation.

         (4) INDUSTRIES. The Fund may not purchase the securities of companies in any one industry if 25% or more of the value of the Fund's total assets would then be invested in companies having their principal business activity in the same industry. U.S. Government Securities are not subject to this limitation. Securities issued by foreign governments and their agencies and instrumentalities will be subject to this limitation only so long as and to the extent that the Securities and Exchange Commission requires their inclusion in such industry investment limitations.

         (5) SENIOR SECURITIES; BORROWING. The Fund may not issue senior securities except as permitted under the Investment Company Act of 1940. The Fund may not pledge or hypothecate any of its assets, except in connection with permitted borrowing in amounts not exceeding 33 1/3% of the value of the Fund's total assets at the time of borrowing. Transfers of assets in connection with currency transactions are not subject to these limitations if appropriately covered.

         (6) UNDERWRITING. The Fund does not engage in the underwriting of securities. (This does not preclude it from selling restricted securities in its portfolio.)

         (7) LENDING MONEY OR SECURITIES. The Fund may not lend money, except that it may buy debt securities publicly distributed or traded or privately placed and may enter into repurchase agreements. The Fund may lend its portfolio securities subject to having 100% collateral in cash or U.S. Government Securities. The Fund will not lend securities if such a loan would cause more than 20% of the total value of its net assets to then be subject to such loans.

                    NON-FUNDAMENTAL INVESTMENT RESTRICTIONS

         These policies and the Fund's investment objective set forth in the Prospectus may be changed by the Board of Directors without shareholder approval.

         (1) BORROWING. The Fund may not purchase securities when money borrowed exceeds 5% of its total assets.

         (2) FUTURES CONTRACTS. The Fund may not purchase a futures contract or an option thereon, except in respect to currencies and then only if, with respect to positions in futures or options on futures which do not represent bona fide hedging, the aggregate initial margin and premiums on such positions would not exceed 5% of the Fund's total assets (excluding from such calculation any in-the-money amount of any option).

         (3)      ILLIQUID AND RESTRICTED SECURITIES.

                  (a) The Fund may not purchase illiquid securities (including restricted securities which are illiquid and repurchase agreements maturing in more than seven days) if, as a result, more than 15% of its net assets would be invested in such securities.

                  (b) The Fund may not purchase a restricted security if it would cause more than 10% of total assets to be invested in such securities. For this purpose all securities eligible for resale under Rule 144A under the Securities Act of 1933 are not included in this 10% limitation (but are subject to the overall 15% limitation if they are illiquid as determined by the Sub-Adviser under criteria established by the Board of Directors).

         (4)      INVESTMENT   COMPANIES.   The  Fund  may  not  purchase
                  securities of open-end or closed-end investment companies except in compliance with the Investment Company Act of 1940.

         (5) MARGIN. The Fund may not purchase securities on margin, except (i) for use of short-term credit necessary for clearance of purchases of portfolio securities and (ii) it may make margin deposits in connection with currency transactions or other permissible investments.

         (6) MORTGAGING. The Fund may not mortgage, pledge, hypothecate or, in any manner, transfer any security owned by the Fund as security for indebtedness except as may be necessary in connection with permissible borrowings and other permissible investments or investments for currency transactions and then such mortgaging, pledging or hypothecating may not exceed 33 1/3% of the Fund's total assets at the time of borrowing or investment.

         (7) OIL AND GAS PROGRAMS; REAL ESTATE LIMITED PARTNERSHIP. The Fund may not purchase participations or other direct interests or enter into leases with respect to oil, gas, or other mineral exploration or development programs. The Fund may not purchase real estate limited partnership interests.

         (8) OWNERSHIP OF PORTFOLIO SECURITIES BY OFFICERS AND DIRECTORS. The Fund may not purchase or retain the securities of any issuer if those officers and directors of the Fund, and of the Adviser or Sub-Adviser, who each own beneficially more than 0.5% of the outstanding securities of such issuer, together own beneficially more than 5% of such securities.

         (9) SHORT SALES. The Fund may not effect short sales of securities. This restriction does not apply to currency transactions.

         (10) UNSEASONED ISSUERS. The Fund may not purchase a security (other than obligations issued or guaranteed by the U.S., any state or local government, or any foreign government, their agencies or instrumentalities) if, as a result, more than 5% of the value of the Fund's total assets would be invested in the securities of issuers which at the time of purchase had been in operation for less than three years (for this purpose, the period of operation of any issuer shall include the period of operation of any predecessor or unconditional guarantor of such issuer). This restriction does not apply to securities of pooled investment vehicles or mortgage or asset-backed securities.

         (11) WARRANTS. The Fund may not invest in warrants if, as a result thereof, more than 2% of the value of the total assets of the Fund would be invested in warrants which are not listed on the New York Stock Exchange, the American Stock Exchange, or a recognized foreign exchange, or more than 5% of the value of the total assets of the Fund would be invested in warrants whether or not so listed. For purposes of these percentage limitations, the warrants will be valued at the lower of cost or market and warrants acquired by the Fund in units or attached to securities may be deemed to be without value.

         (12) OPTIONS. The Fund may not purchase or write options except that the Fund may (i) write listed covered call options on portfolio securities and purchase call options to close such transactions (provided that no such call is written if it would cause more than 25% of the value of the Fund's total assets to be subject to such calls), (ii) purchase options (provided that no such transaction would cause more than 2% of its total assets or more than 5% of its net assets to be invested in premiums for such options) or, (iii) engage in option transactions in respect to foreign currencies.

         In addition to the restrictions described above, some foreign countries limit or prohibit direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. See "Dividends, Distributions and Taxes Passive Foreign Investment Companies".

PLEASE NOTE: Except for limitations on borrowing and illiquid securities, all percentage restrictions, whether fundamental or non-fundamental, apply as of the time of an investment without regard to any later fluctuations in the value of portfolio securities or other assets.

                              RISK CONSIDERATIONS

         Investors should understand that all investments involve some level of risk. There can be no guarantee against loss resulting from an investment in the Fund, and there can be no assurance that the Fund's investment objective will be attained. The Fund is designed for individual and institutional investors who wish to diversify beyond the United States in an actively researched and managed portfolio. The Fund may not be suitable for all investors and is intended for long-term investors who can accept the risks entailed in seeking total return through long-term growth of capital or income by investing in foreign securities as described above.

         The following discussion of various risk considerations supplements the discussion in the Fund's prospectus.

         INVESTING IN FOREIGN MARKETS Investors should understand and consider carefully the substantial risks involved in investing in securities of foreign companies and governments of foreign nations, some of which are referred to below, and which are in addition to the usual risks inherent in domestic investments.

         There is generally less publicly available information about foreign companies comparable to reports and ratings that are published about companies in the United States. Foreign companies are also generally not subject to uniform accounting and auditing and financial reporting standards, practices and requirements comparable to those applicable to United States companies.

         It is contemplated that foreign securities will be purchased in over-the-counter markets or on stock exchanges located in the countries in which the respective principal offices of the issuers of the various securities are located, if that is the best available market. Foreign securities markets are generally not as developed or efficient as those in the United States. While growing in volume, they usually have substantially less volume than the New York Stock Exchange and securities of some foreign companies are less liquid and more volatile than securities of comparable United States companies. Similarly, volume and liquidity in most foreign bond markets is less than in the United States and, at times, volatility of price can be greater than in the United States. Commissions on foreign stock exchanges are generally higher than negotiated commissions on United States exchanges, although the Fund will endeavor to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of stock exchanges, brokers and listed companies than in the United States.

         With respect to certain foreign countries, there is the possibility of adverse changes in investment or exchange control regulations and interest rates, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or social instability, or diplomatic developments which could affect United States investments in those countries. Moreover, individual foreign economies may differ favorably or unfavorably from the United States' economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position.

         Some foreign countries limit or prohibit direct foreign investment in the securities of their companies. However, the governments of some countries have authorized the organization of investment funds to permit indirect foreign investment in such securities. For tax purposes these funds may be known as Passive Foreign Investment Companies. See "Dividends, Distributions and Taxes - Passive Foreign Investment Companies".

         The dividends and interest payable on certain of the Fund's foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to the Fund's shareholders. A shareholder otherwise subject to United States Federal income taxes may, subject to certain limitations, be entitled to claim a credit or deduction for U.S. Federal income tax purposes for his or her proportionate share of such foreign taxes paid by the Fund. See "Dividends, Distributions and Taxes - Foreign Income Taxes".

         Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S. dollars on a daily basis. It will do so from time to time, and investors should be aware of the costs of currency conversion. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (commonly known as the "spread") between the price at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange should the Fund desire to resell that currency to the dealer.

         Investors should understand that the expense ratio of the Fund can be expected to be higher than investment companies investing in domestic securities since, among other things, the cost of maintaining the custody of foreign securities is higher and the purchase and sale of portfolio securities may be subject to higher transaction charges, such as stamp duties and turnover taxes.

         DEVELOPING MARKETS The Fund may make investments in developing or emerging market countries, which involve exposure to economic structures that are generally less diverse and mature than in developed countries such as the United States and Western Europe, and to political systems that may be less stable. A "developing country" can be considered to be a country that is in a less mature stage of the industrialization cycle than countries with more developed markets. An "emerging market country" can be considered to be a country that is in a less mature stage of the industrialization cycle than developing countries. Currently, investing in many emerging markets may not be desirable or feasible because of the lack of adequate custody arrangements for the Fund's assets, overly burdensome repatriation and similar restrictions, the lack of organized and liquid securities markets, unacceptable political risks or other reasons. As opportunities to invest in securities in emerging markets develop, the Fund may expand and further broaden the group of emerging markets in which it invests. In the past, markets of developing countries have been more volatile than the markets of developed countries; however, such markets often have provided higher rates of return to investors. The Sub-Adviser believes that these characteristics can be expected to continue in the future.

         Many of the risks described above relating to foreign securities generally will be greatest for emerging markets, lesser for developing markets and least for developed countries. For instance, economies in individual emerging or developing markets may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency and balance of payments positions. Many emerging and developing markets have experienced substantial rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have very negative effects on the economies and securities markets of certain developing markets. Economies in emerging and developing markets are generally heavily dependent upon international trade and, accordingly, have been and may continue to be affected adversely by trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which they trade. These economies also have been and may continue to be affected adversely by economic conditions in the countries with which they trade.

         The securities markets of emerging and developing countries, if existent, are substantially smaller, less developed, less liquid and more volatile than the securities markets of the United States and other more developed countries. Disclosure, regulatory and accounting standards in many respects are less stringent than in the United States and other developed markets. There also may be a lower level of monitoring and regulation of developing markets and the activities of investors in such markets, and enforcement of existing regulations has been extremely limited.

         Brokerage commissions, custodial services and other costs relating to investment in foreign markets are generally more expensive than in the United States; this is particularly true with respect to emerging markets. Such markets have different settlement and clearance procedures. In certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. Such settlement problems may cause emerging market securities to be illiquid. The inability of the Fund to make intended securities purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a portfolio security caused by settlement problems could result either in losses to the Fund due to subsequent declines in value of the portfolio security or, if the Fund has entered into a contract to sell the security, in possible liability to the purchaser. Emerging markets may lack clearing facilities equivalent to those in developed countries. Accordingly, settlements can pose additional risks in such markets and ultimately can expose the Fund to the risk of losses resulting from the Fund's inability to recover from a counterparty.

         The risk also exists that an emergency situation may arise in one or more emerging markets. In the event of such an emergency, trading of securities may cease or may be substantially curtailed and prices for the Fund's portfolio securities in such markets may not be readily available. The Fund's portfolio securities in the affected markets will be valued at fair market value as determined in good faith by, or under the direction of, the Board of Directors.

         Investment in certain emerging market securities is restricted or controlled to varying degrees. These restrictions or controls may at times limit or preclude foreign investment in certain emerging market securities and increase the costs and expenses of the Fund. Emerging markets may require governmental approval for the repatriation of investment income or the proceeds of sales of securities by foreign investors. In addition, if a deterioration occurs in an emerging market's balance of payments, the market could impose temporary restrictions on foreign capital remittances.

         Investments may include securities issued by companies which have undergone or are currently undergoing privatization.

         Due to changes in the world economy and the political, economic and investment climate in particular countries, the status of a country or its securities markets as emerging, developing or developed can be expected to change over time, sometimes rapidly. The Sub-Adviser will consider such changes in determining the potential risks and rewards of investing in a given country.

         HEDGING AGAINST FOREIGN CURRENCY FLUCTUATIONS. To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. These activities, and their risks are described in the section entitled 'Hedging of Foreign Currency Risks" below.

         RESTRICTED AND ILLIQUID SECURITIES. The Fund may invest in restricted securities, i.e., securities which, if sold, would cause the Fund to be deemed an "underwriter" under the Securities Act of 1933 (the "1933 Act") or which are subject to contractual restrictions on resale. The Fund's policy is to not purchase or hold illiquid securities (which may include restricted securities) if more than 15% of the Fund's net assets would then be illiquid. If at any time more than 15% of the Fund's net assets are illiquid, steps will be taken as soon as practicable to reduce the percentage of illiquid assets to 15% or less.

         The restricted securities which the Fund may purchase include securities which have not been registered under the 1933 Act but are eligible for purchase and sale pursuant to Rule 144A ("Rule 144A Securities"). This Rule permits certain qualified institutional buyers, such as the Fund, to trade in privately placed securities even though such securities are not registered under the 1933 Act. The Sub-Adviser, under criteria established by the Company's Board of Directors, will consider whether Rule 144A Securities being purchased or held by the Fund are illiquid and thus subject to the Fund's policy limiting investments in illiquid securities. In making this determination, the Sub-Adviser will consider the frequency of trades and quotes, the number of dealers and potential purchasers, dealer undertakings to make a market, and the nature of the security and the market place trades (for example, the time needed to dispose of the security, the method of soliciting offers and the mechanics of transfer). The liquidity of Rule 144A Securities will also be monitored by the Sub-Adviser and if, as a result of changed conditions, it is determined that a Rule 144A Security is no longer liquid, the Fund's holding of illiquid securities will be reviewed to determine what, if any, action is appropriate in light of the policy limiting investments in such securities. There is no limitation on the percentage of the Fund's assets that can be invested in liquid Rule 144A Securities. Investing in Rule 144A Securities could have the effect of increasing the amount of investments in illiquid securities if qualified institutional buyers are unwilling to purchase such securities.

         WARRANTS. The Fund may invest up to 5% of its net assets in warrants. A warrant is an option to buy a stated number of shares of common stock at a specified price any time during the life of the warrant. If the stock underlying the warrant is trading at a higher price than the warrant exercise price, the warrant has value; if the stock is trading at a lower price, it has no value and if such lower price exists at expiration of the warrant, it will expire worthless.


         INVESTMENT IN OTHER INVESTMENT COMPANIES. The Fund may invest in foreign securities through other listed and unlisted investment companies so long as such investment does not cause the Fund to (a) have more than 5% of the value of its total assets invested in any one such company, (b) have more than 10% of the Fund's total assets invested in such companies, or (c) own more than 3% of the total outstanding voting stock of any such company. Such investments may involve the payment of premiums above the value of the portfolio securities held by such other investment companies. The return on such investment may be reduced both by the Fund's own expenses, including its Advisory fees, and the management fees and expenses of the other investment company. However, due to legal currency, liquidity or other restrictions, investments in some countries may be currently limited and marketable investments may be made more readily by investing in investment companies primarily investing in securities of these countries. See "Risk Factors" and "Federal Taxes - Passive Foreign Investment Companies".

         DEBT SECURITIES. The value of fixed-income securities is sensitive to interest rate changes as well as the financial strength of the debtor. When interest rates go down, debt securities in the portfolio tend to appreciate in value. Conversely, when interest rates go up, such securities tend to depreciate in value. Generally, the debt securities in which the Fund invests are investment grade securities. These are securities rated in the four highest grades assigned by Moody's Investors Service, Inc. or Standard & Poor's Corporation or that are unrated but deemed to be of comparable quality by the Sub-Adviser. The lowest of these grades has speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments. The Fund may invest in securities below investment grade (so called "junk bonds"). Such bonds are considered speculative. The Fund will not invest in junk bonds if such investment would cause more than 5% of net assets to be so invested and the Fund will not invest in bonds which are in default. In the event of a downgrade of a debt security held by the Fund to below investment grade, the Fund is not usually required to sell the issue, but the Sub-Adviser will consider this in determining whether to hold the security. However, if such a downgrade would cause more than 5% of net assets to be invested in debt securities below investment grade, steps will be taken as soon as practicable to reduce the proportion of debt below investment grade to 5% of net assets or less.

         Since many foreign fixed-income securities are not rated, the Fund will invest in such securities based on the Sub-Adviser's analyses without relying on published ratings.

                          HIGH YIELD, HIGH RISK BONDS

         As discussed in the Prospectus, the Fund may invest in high yield, high risk debt securities rated BBB or lower by Standard & Poor's Corporation ("S & P") or Baa or lower by Moody's Investor Services, Inc. ("Moody's"). Securities rated BBB by S & P or Baa by Moody's have speculative characteristics; changes in economic conditions or other circumstances are more likely to lead to a weakened capacity to make principal and interest payments than is the case for higher grade bonds. Securities rated BB or lower by S & P and Ba or lower by Moody's are referred to in the financial community as "junk bonds" and may include securities of issuers in default. The Fund intends not to purchase securities rated BB or Ba or lower if after such purchase more than 5% of the Fund's net assets would be invested in such securities (including downgraded securities). Such securities are considered speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation and generally will involve more credit risk than securities in the higher rating categories. The Sub-Adviser will consider the ratings assigned by S & P and Moody's as one of several factors in its independent credit analysis of issuers. Ratings assigned by credit agencies do not evaluate market risks. In addition, since most foreign fixed-income securities are not rated, the Fund will invest in such securities based on the Sub-Adviser's analyses without relying on published ratings. The Fund will not invest in bonds which are in default.

         The market values of such securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react partly to fluctuations in the general level of interest rates. Such lower rated securities also tend to be more sensitive to economic and industry conditions than higher rated securities. Adverse publicity and investor perceptions, whether or not based on fundamental analysis regarding individual lower rated bonds and the high yield, high risk market may depress the prices for such securities. If the negative factors such as the aforementioned adversely impact the market value of high yield, high risk securities, the portfolio's net asset value will be adversely affected.

         The high yield, high risk bond market comprised a small piece of the general bond market until the middle 1980s when issuance increased dramatically. Since that time the high yield, high risk bond market has experienced only one recessionary environment but never has been exposed to a significant increase in interest rates. During the economic downturn that was experienced, prices of high yield, high risk bonds declined and defaults rose. Future economic downturns and/or significant increases in interest rates are likely to have a negative effect on the high yield, high risk bond market and consequently on the value of these bonds, as well as increase the incidence of defaults on such bonds.

         High yield, high risk bonds may be issued in a variety of circumstances. Some of the more common circumstances are issuance by corporations in the growth stage of their development, in connection with a corporate reorganization or as part of a corporate takeover. Companies that issue such high yielding, high risk bonds often are highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the bonds of such issuers generally is greater than is the case with higher rated bonds. For example, during an economic downturn or recession, highly leveraged issuers of high yield, high risk bonds may experience financial stress. During such periods, such issuers may not have sufficient revenues to meet their principal and interest payment obligations. The issuer's ability to service its debt obligations may also be adversely affected by specific corporate developments, or the issuer's inability to meet specific projected business forecasts, or the unavailability of additional financing. The risk of loss due to default by the issuer is significantly greater for the holders of high yielding bonds because such bonds are generally unsecured and are often subordinated to other creditors of the issuer. The costs associated with recovering principal and interest once a security has defaulted may impact the return to holders of the security.

         The Fund may have difficulty disposing of certain high yield, high risk bonds because there may be a thin trading market for such bonds. Because not all dealers maintain markets in all high yield, high risk bonds, the Fund anticipates that such bonds could be sold only to a limited number of dealers or institutional investors. The lack of a liquid secondary market may have an adverse impact on market price and the ability to dispose of particular issues and may also make it more difficult to obtain accurate market quotations or valuations for purposes of valuing the Fund's assets. Market quotations generally are available on many high yield issues only from a limited number of dealers and may not necessarily represent firm bid prices of such dealers or prices for actual sales. In addition, adverse publicity and investor perceptions may decrease the values and liquidity of high yield, high risk bonds regardless of a fundamental analysis of the investment merits of such bonds. To the extent that the Fund purchases illiquid or restricted bonds, it may incur special securities registration responsibilities, liabilities and costs, and liquidity and valuation difficulties relating to such bonds.

         Bonds may be subject to redemptions or call provisions. If an issuer exercises these provisions when investment rates are declining, the Fund will be likely to replace such bonds with lower yielding bonds resulting in a decreased return. Zero coupon, pay-in-kind and deferred interest bonds involve additional special considerations. Zero coupon bonds are debt obligations that do not require the holder to make any periodic payments of interest prior to maturity or a specified cash payment date when the securities begin paying current interest (the "cash payment date") and therefore are issued and traded at a discount from their face amount or par value. The market prices of zero coupon securities are generally more volatile than the market prices of securities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do securities paying interest currently having similar maturities and credit quality. Pay-in-kind bonds pay interest in the form of other securities rather than cash. Deferred interest bonds defer the payment of interest to a later date. Zero coupon, pay-in-kind or deferred interest bonds carry additional risk in that, unlike bonds which pay interest in cash throughout the period to maturity, the Fund will receive no cash until the cash payment date unless a portion of such securities are sold. There is no assurance of the value or the liquidity of securities received from pay-in-kind bonds. If the issuer defaults, the Fund may obtain no return at all on its investment. To the extent that the Fund invests in bonds that are original issue discount, zero coupon, pay-in-kind or deferred interest bonds, the Fund may have taxable interest income in excess of the cash actually received on these issues. In order to distribute such income to avoid taxation to the Fund, the Fund may have to sell portfolio securities to meet its taxable distribution requirements under circumstances that could be adverse.

                       HEDGING OF FOREIGN CURRENCY RISKS

         To attempt to reduce exposure to currency fluctuations, the Fund may trade in forward foreign currency exchange contracts (forward contracts), options on currency contracts, currency futures contracts and options thereon and securities indexed to foreign securities. These hedging instruments are often referred to as "derivatives" in that they derive their value from the value of other instruments. These techniques may be used to lock in an exchange rate in connection with transactions in securities denominated or traded in foreign currencies, to hedge the currency risk in foreign securities held by the Fund and to hedge a currency risk involved in an anticipated purchase of foreign securities. Cross-hedging may also be utilized, that is, entering into a hedge transaction in respect to a different foreign currency than the one in which a trade is to be made or in which a portfolio security is principally traded. There is no limitation on the amount of assets that may be committed to currency hedging. However, the Fund will not engage in a futures transaction if it would cause the aggregate of initial margin deposits and premiums paid on outstanding options on futures contracts which do not represent bona fide hedging, to exceed 5% of the value of its total assets (excluding in calculating such 5% any in-the-money amount of any option). Currency hedging transactions may be utilized as a tool to reduce currency fluctuation risks due to a current or anticipated position in foreign securities. The successful use of currency hedging transactions usually depends on the Sub-Adviser's ability to forecast interest rate and currency exchange rate movements. Should interest or exchange rates move in an unexpected manner, the anticipated benefits of futures contracts, options or forward contracts may not be achieved or losses may be realized and thus the Fund could be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts, there are no daily price fluctuation limits with respect to options on currencies and forward contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the prices of the securities and currencies hedged or used for cover will not be perfect and could produce unanticipated losses. Unanticipated changes in currency prices may result in poorer overall performance for the Fund than if it had not entered into such contracts. When taking a position in an anticipatory hedge, the Fund is required to set aside cash or high grade liquid securities to fully secure the obligation.

         The Fund may purchase or sell forward foreign currency exchange contracts ("forward contracts") to attempt to minimize the risk to the Fund from adverse changes in the relationship between the U.S. dollar and foreign currencies. A forward contract is an obligation to purchase or sell a specific currency for an agreed price at a future date which is individually negotiated and privately traded by currency traders and their customers. Such a contract gives the Fund a position in a negotiated, currently non-regulated market. The Fund may enter into a forward contract, for example, when it enters into a contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of the security ("transaction hedge"). Additionally, for example, when the Sub-Adviser believes that a foreign currency may suffer a substantial decline against the U.S. dollar, it may enter into a forward sale contract to sell an amount of that foreign currency approximating the value of some or all of the Fund's portfolio securities denominated in such foreign currency, or when the Fund believes that the U.S. dollar may suffer a substantial decline against a foreign currency, it may enter into a forward purchase contract to buy that foreign currency for a fixed dollar amount in anticipation of purchasing foreign traded securities ("position hedge"). In this situation the Fund may, in the alternative, enter into a forward contract in respect to a different foreign currency for a fixed U.S. dollar amount ("cross hedge"). This may be done, for example, where the Sub-Adviser believes that the U.S. dollar value of the currency to be sold pursuant to the forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated.

         The Fund may purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the U.S. dollar value of foreign currency-denominated portfolio securities and against increases in the U.S. dollar cost of such securities to be acquired. As in the case of other kinds of options, however, the writing of an option on a foreign currency constitutes only a partial hedge, up to the amount of the premium received, and the Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on a foreign currency may constitute an effective hedge against fluctuations in exchange rates although, in the event of rate movements adverse to the Fund's position, it may forfeit the entire amount of the premium plus related transaction costs. Options on foreign currencies to be written or purchased by the Fund are traded on U.S. and foreign exchanges or over-the-counter. Currently, a significant portion or all of the value of an over-the-counter option may be treated as an illiquid investment and subject to the restriction on such investments as long as the SEC requires that over-the-counter options be treated as illiquid. Generally, the Fund would utilize options traded on exchanges where the options are standardized.

         The Fund may enter into contracts for the purchase or sale for future delivery of foreign currencies ("currency futures contracts") and may purchase and write put and call options to buy or sell currency futures contracts. A "sale" of a currency futures contract means the acquisition of a contractual obligation to deliver the foreign currencies called for by the contract at a specified price on a specified date. A "purchase" of a currency futures contract means the incurring of a contractual obligation to acquire the foreign currencies called for by the contract at a specified price on a specified date. Options on currency futures contracts to be purchased by the Fund will be traded on U.S. or foreign exchanges or over-the-counter. The Fund will not enter into any futures contracts or options on currency futures contracts if immediately thereafter the aggregate of initial margin deposits on all the outstanding currency futures contracts of the Fund and premiums paid on outstanding options on currency futures contracts would exceed 5% of the market value of the total assets of the Fund (excluding in such market value any in-the-money amount of any option).

         The Fund may also purchase securities (debt securities or deposits) which have their coupon rate or value at maturity determined by reference to the value of one or more foreign currencies. The Fund will not use leverage. These strategies will be used for hedging purposes only. The Fund will hold securities or other options or futures positions whose values are expected to offset its obligations under the hedge strategies. The Fund will not enter into a currency hedging position that exposes the Fund to an obligation to another party unless it owns either (i) an offsetting position in securities, options or futures positions or (ii) cash, receivables and short-term debt securities with a value sufficient to cover its potential obligations. The Fund will comply with requirements established by the SEC and, to the extent applicable, the Commodities Futures Trading Commission, with respect to coverage of options, futures and forward contracts by mutual funds, and, if so required, will set aside cash and high grade liquid debt securities in a segregated account with its custodian bank in the amount prescribed. The Fund's custodian will maintain the value of such segregated account equal to the prescribed amount by adding or removing additional cash or liquid securities to account for fluctuations in the value of securities held in such account. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with similar securities.

         The Fund's ability to dispose of its positions in futures contracts, options and forward contracts will depend on the availability of liquid markets in such instruments. Markets in options and futures with respect to currencies are still developing. It is impossible to predict the amount of trading interest that may exist in various types of futures contracts, options and forward contracts. If a secondary market does not exist with respect to an option purchased or written by the Fund over-the-counter, it might not be possible to effect a closing transaction in the option ( i.e., dispose of the option) with the result that (i) an option purchased by the Fund would have to be exercised in order for the Fund to realize any profit and (ii) the Fund may not be able to sell currencies covering an option written by the Fund until the option expires or it delivers the underlying futures currency upon exercise. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

         The Fund's transactions in forward contracts, options on foreign currencies and currency futures contracts will be subject to special tax rules under the Internal Revenue Code that, among other things, may affect the character of any gains or losses of the Fund as ordinary or capital and the timing and amount of any income or loss to the Fund. This, in turn, could affect the character, timing and amount of distributions by the Fund to shareholders. The Fund may be limited in its foreign currency and currency hedging transactions by tax considerations.

                         OPTIONS ON FOREIGN CURRENCIES

         The Fund may purchase and write options on foreign currencies in a manner similar to that in which futures contracts on foreign currencies, or forward contracts, will be utilized. For example, a decline in the dollar value of a foreign currency in which portfolio securities are denominated will reduce the dollar value of such securities, even if their value in the foreign currency remains constant. In order to protect against such diminutions in the value of portfolio securities; the Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell such currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its portfolio which otherwise would have resulted.

         Conversely, where a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby increasing the cost of such securities, the Fund may purchase call options thereon.

The purchase of such options could offset, at least partially, the effects of the adverse movements in exchange rates. As in the case of other types of options, however, the benefit to the Fund deriving from purchases of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Fund could sustain losses on transactions in foreign currency options which would require it to forego a portion or all of the benefits of advantageous changes in such rates.

         The Fund may also write options on foreign currencies for the same purposes. For example, where the Fund anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio securities will be offset by the amount of the premium received.

         Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of securities to be acquired, the Fund could write a put option on the relevant currency which, if rates move in the manner projected, will expire unexercised and allow the Fund to hedge such increased cost up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If this does not occur, the option may be exercised and the Fund would be required to purchase or sell the underlying currency at a loss which may not be offset by the amount of the premium. Through the writing of options on foreign currencies, the Fund also may be required to forego all or a portion of the benefits which might otherwise have been obtained from favorable movements in exchange rates.

         The Fund intends to write covered call options on foreign currencies. A call option written on a foreign currency by the Fund is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or for additional cash consideration held in a segregated account by its Custodian) upon conversion or exchange of other foreign currency held in its portfolio. A call option is also covered if the Fund has a call on the same foreign currency and in the same principal amount as the call written where the exercise price of the call held (a) is equal to or less than the exercise price of the call written or (b) is greater than the exercise price of the call written if the difference is maintained by the Fund in cash, U.S. Government Securities or other appropriate liquid securities in a segregated account with its Custodian.

         The Fund also intends to write call options on foreign currencies that are not covered for cross-hedging purposes. A call option on a foreign currency is for cross-hedging purposes if it is not covered, but is designed to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option due to an adverse change in the exchange rate. In such circumstances, the Fund collateralizes the option by maintaining in a segregated account with the Fund's Custodian, cash or U.S. Government Securities or other appropriate liquid securities in an amount not less than the value of the underlying foreign currency in U.S. dollars marked to market daily.

Additional Risks of Options on Futures Contracts, Forward Contracts and Options on Foreign Currencies

         Unlike transactions entered into by the Fund in futures contracts, options on foreign currencies and forward contracts are not traded on contract markets regulated by the CFTC or (with the exception of certain foreign currency options) by the SEC. To the contrary, such instruments are traded through financial institutions acting as market-makers, although foreign currency options are also traded on certain national securities exchanges, such as the Philadelphia Stock Exchange and the Chicago Board Options Exchange, subject to SEC regulation. Similarly, options on currencies may be traded over-the-counter. In an over-the-counter trading environment, many of the protections afforded to exchange participants will not be available. For example, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Although the purchaser of an option cannot lose more than the amount of the premium plus related transaction costs, this entire amount could be lost. Moreover, the option writer and a trader of forward contracts could lose amounts substantially in excess of their initial investments, due to the margin and collateral requirements associated with such positions.

         Options on foreign currencies traded on national securities exchanges are within the jurisdiction of the SEC, as are other securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all foreign currency option positions entered into on a national securities exchange are cleared and guaranteed by the Options Clearing Corporation ("OCC"), thereby reducing the risk of counterparty default. Further, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the over-the-counter market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements.

         The purchase and sale of exchange-traded foreign currency options, however, is subject to the risks of the availability of a liquid secondary market described above, as well as the risks regarding adverse market movements, margining of options written, the nature of the foreign currency market, possible intervention by governmental authorities and the effects of other political and economic events. In addition, exchange-traded options on foreign currencies involve certain risks not presented by the over-the-counter market. For example, exercise and settlement of such options must be made exclusively through the OCC, which has established banking relationships in applicable foreign countries for this purpose. As a result, the OCC may, if it determines that foreign governmental restrictions or taxes would prevent the orderly settlement of foreign currency option exercises, or would result in undue burdens on the OCC or its clearing member, impose special procedures on exercise and settlement, such as technical changes in the mechanics of delivery of currency, the fixing of dollar settlement prices or prohibitions on exercise.

         Options on foreign currencies may be traded on foreign exchanges. These are not regulated by any United States authorities. Such transactions are subject to the risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (i) other complex foreign political and economic factors, (ii) lesser availability of data on which to make trading decisions than in the United States, (iii) delays in the Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and
(v) lesser trading volume.

                         LENDING PORTFOLIO SECURITIES

         The Fund may make secured loans of portfolio securities in order to realize additional income. The fundamental investment restrictions provide that the Fund will not lend securities if such a loan would cause more than 20% of the total value of its net assets to then be subject to such loans.

         If the Fund were to lend securities, the borrower would provide cash collateral which the Fund could invest in order to receive short-term interest income. The borrower also would pay the Fund an amount equal to the dividends or interest which the Fund would have received if the Fund had not loaned the securities. The cash collateral which the borrower would provide must be equal to the market value of the securities loaned. If this market value rises, the borrower would provide more cash on each business day. If it declines, the borrower is entitled to be paid back some of its cash. Determinations of market value are made at the end of each business day. If the cash collateral drops below 100% and the required additional cash is not immediately deposited by the borrower, the loan would immediately become due and the Fund would be entitled to replace the securities by purchase. There can be no assurance that the borrower would be able to deposit any required additional cash. The Fund would exercise its right to replace the securities within such reasonable time as the Fund deemed appropriate under the circumstances.

         There are other policies which would govern the Fund's lending of securities. The borrower must agree to return the securities after notice, within the normal settlement time for the securities loaned. The Fund would invest the cash collateral only in readily marketable short-term interest bearing securities of prime quality so that the Fund could return the borrower's cash when due. Part of the interest the Fund receives on these investments may be paid to the borrower.

         If the voting rights or rights to consent on securities loaned pass to the borrower, the Fund would retain the right to cancel the loan and retain its rights in time to vote upon or consent to a matter which the Fund deems important.

         The Fund would loan its portfolio securities only to brokers, dealers and other financial institutions which have capital of not less than $10 million, and the Fund's loans would comply with applicable regulatory requirements. The Fund may pay reasonable finder's, administrative and custodian fees in connection with securities loans.

         Some, but not all, of the Fund's policies are necessary to meet certain requirements of the tax laws relating to the lending of securities. The Fund's policies will not be changed unless the change is permitted under these requirements. The Fund intends not to lend portfolio securities if, or to the extent that, such activity would jeopardize its qualification as a regulated investment company under the tax laws.

              WRITING COVERED CALL OPTIONS AND PURCHASING OPTIONS

         The Fund may write covered call options on a portion of its portfolio securities and purchase call options in closing transactions. The investment restrictions provide that such an option may not be written if thereafter the market value of all of the Fund's portfolio securities subject to options would exceed 25% of the value of its total assets. However, as a matter of current operating policy, the Fund does not intend to write a covered call option on its portfolio securities if it would cause more than 5% of the Fund's net assets to be subject to such options. The Fund would only write options on securities in its portfolio and would not write options on loaned securities.

         A covered call option gives the purchaser of the option the right to buy the underlying security at the price specified in the option (the "exercise price") at any time until the option expires, generally within three to nine months, in return for the payment to the writer upon the issuance of the option of an amount called the "premium." A commission may be charged in connection with the writing of the option. The premium received for writing a call option is determined by the option markets. The premium paid plus the exercise price will always be greater than the market price of the underlying securities at the time the option is written. By writing a covered call option, the Fund forgoes, in exchange for the premium, the opportunity to profit from an increase in the market value of the underlying security above the exercise price, if the option is exercised.

         The obligation is terminated upon exercise of the call option, its expiration or when the Fund effects a closing purchase transaction. A closing purchase transaction is one in which the writer purchases another call option in the same underlying security (identical as to exercise price, expiration date and number of shares). The writer thereby terminates its obligation and substitutes the second writer as the obligor to the original option purchaser. A closing purchase transaction would normally involve the payment of a brokerage commission. During the remaining term of the option, if the Fund cannot enter into a closing purchase transaction, it would lose the opportunity for realizing any gain over and above the premium through sale of the underlying security and if the security is declining in price the Fund would continue to experience such decline.

         PURCHASING OPTIONS. Purchasing a call on a stock would give the Fund the right to buy the stock as described above. This would give the Fund a position in a security for a significantly lower price than purchasing the stock outright. Purchasing a put would give the Fund a right to sell the stock at a specified price at any time until the option expires. Ownership of a put can be a hedge against a decline in the price of a security which the Fund owns. However, the risk of purchasing an option, whether a call or a put, is that the option could expire without any gain to the Fund. The Fund would then have lost the premium it paid for the option and any related brokerage expense.

                             REPURCHASE AGREEMENTS

         A repurchase agreement involves a sale of securities to the Fund, with the concurrent agreement of the seller (a bank or securities dealer which the Adviser or Sub-Advisers believes to be financially sound) to repurchase the securities at the same price plus an amount equal to accrued interest at an agreed-upon interest rate, within a specified time, usually less than one week, but, on occasion, at a later time. The repurchase obligation of the seller is, in effect, secured by the underlying securities, which are securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. In the event of a bankruptcy or other default of a seller of a repurchase agreement, the Fund could experience both delays in liquidating the underlying securities and losses, including (a) possible decline in the value of the collateral during the period while the Fund seeks to enforce its rights thereto; (b) possible loss of all or a part of the income during this period; and (c) expenses of enforcing its rights.

         The Fund will enter into repurchase agreements only when the seller agrees that the value of the underlying securities, including accrued interest (if any), will at all times be equal to or exceed the value of the repurchase agreement.

                     PORTFOLIO TRANSACTIONS AND BROKERAGE

         Atlantic Advisers Limited (the "Sub-Adviser") makes investment decisions and arranges for the placement of buy and sell orders and the execution of portfolio transactions for the Fund subject to review by the Board of Directors. In this regard, the Sub-Adviser will seek to obtain the most favorable price and execution for the transaction given the size and risk involved. In placing executions and paying brokerage commissions, the Sub-Adviser considers the financial responsibility and reputation of the broker or dealer, the range and quality of the services made available to the Fund and the professional services rendered, including execution, clearance procedures, wire service quotations and ability to provide supplemental performance, statistical and other research information for consideration, analysis and evaluation by the Sub-Adviser's staff. In accordance with this policy, brokerage transactions may not be executed solely on the basis of the lowest commission rate available for a particular transaction. Research services provided to the Sub-Adviser by or through brokers who effect portfolio transactions for the Fund may be used in servicing other accounts managed by the Sub-Adviser and likewise research services provided by brokers used for transactions of other accounts may be utilized by the Sub-Adviser in performing services for the Fund. Subject to the requirements of best execution, the placement of orders by securities firms for shares of the Fund may be taken into account as a factor in the placement of portfolio brokerage.

         The Sub-Adviser is under common control with E.F. Iselin S.A., an investment advisory firm based in Geneva, Switzerland. Edouard F. Iselin, the President and Chief Investment Officer of the Sub-Adviser is also the Chairman and CEO of E.F. Iselin S.A. Research services obtained either on behalf of the Fund or on behalf of clients of E.F. Iselin, S.A. may be used to benefit clients of the other related entity. In addition, there may be times when an investment decision may be made to purchase or sell the same security for the Fund and one or more clients of E.F. Iselin, S.A. If the Fund and E.F. Iselin S.A. simultaneously engage in the purchase or sale of the same security, the transactions will be allocated as to amount and price in a manner considered equitable to each. In some instances, this procedure could adversely affect the Fund but the Fund deems that any disadvantage in the procedure would be outweighed by the increased selection available and the increased opportunity to engage in volume transactions.

         The Sub-Adviser believes that research from brokers and dealers is desirable, although not essential, in carrying out its functions, in that such outside research supplements the efforts of the Sub-Adviser by corroborating data and enabling the Sub-Adviser to consider the views, information and analyses of other research staffs. Such views, information and analyses include such matters as communicating with persons having special expertise on certain companies, industries, areas of the economy and/or securities prices, obtaining written materials on these or other areas which might affect the economy and/or securities prices, obtaining quotations on securities prices and obtaining information on the activities of other institutional investors. The Sub-Adviser researches, at its own expense, each security included in, or being considered for inclusion in, the Fund's portfolio. As any particular research obtained by the Sub-Adviser may be useful to the Fund, the Board of Directors or its Committee on Brokerage, in considering the reasonableness of the commissions paid by the Fund, will not attempt to allocate, or require the Sub-Adviser to allocate, the relative costs or benefits of research.

         During the years ended September 30, 1997 and 1996 and for the eight months ended September 30, 1995, the Fund paid brokerage commissions of $315,153, $341,118 , and $144,415, respectively.

                            DIRECTORS AND OFFICERS

         The names and addresses of the directors and officers of the Fund are set forth below, together with their principal business affiliations and occupations for the last five years. As indicated below, certain directors and officers of the Fund hold similar positions with the following funds that are also managed by the Adviser: Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc.
and Davis Series, Inc.

         JEREMY H. BIGGS (8/16/35)*, Two World Trade Center, 94th Floor, New York, NY 10048. Director and Chairman of the Fund and each of the Davis Funds; Consultant to the Adviser; Director, Van Eck Funds; Vice Chairman, Head of Equity Research Department, Chairman of the U.S. Investment Policy Committee and member of the International Investment Committee of Fiduciary Trust Company International.

         SHELBY M.C. DAVIS (3/20/37), 4135 North Steers Head Road, Jackson Hole, WY 83001. President of the Fund and each of the Davis Funds; President of Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Director, Chairman and Chief Executive Officer, Venture Advisers, Inc.; Employee of Capital Ideas, Inc. (financial consulting firm); Consultant to Fiduciary Trust Company International; Director, Shelby Cullom Davis Financial Consultants, Inc.

         KEITH R. KROEGER (5/13/36), Director. Partner, Kroeger, Woods Associates, Architects, 255 King Street, Chappaqua, NY 10514.

         THE VERY REVEREND JAMES R. LEO (8/24/33), Director. Christ Church Cathedral, 318 East Fourth Street, Cincinnati, OH 45202. Dean, Christ Church Cathedral since 1991. Formerly, Dean of The American Cathedral in Paris from 1980 until 1991.

         RICHARD M. MURRAY (11/21/22), Director. Retired since 1987. Liaison Office of Grupo Nacional Provincial, Mexico, 80 Broad St., 35th Floor, New York, NY 10004-2203. Currently, Vice Chairman, La Prov Corporation; Director, SCOR U.S. Corporation; Director Preferred Life Insurance Company of N.Y.; Director, United Americas Insurance Company, N.Y.; Director, Firemark Global Insurance Fund; Director, International Insurance Society, Inc.

         THEODORE B. SMITH, JR. (12/23/32), Director. John Hassall, Inc. Westbury, Long Island NY 11590, Chairman, President and CEO of John Hassall, Inc.; Managing Director John Hassall, Ltd.; Chairman of John Hassall Japan, Ltd.; Chairman of Cantrock Realty; Chairman of McCallum Die; Trustee, Deputy Mayor and Commissioner of Public Services for the Incorporated Village of Mill Neck.

         G. BERNARD HAMILTON (3/18/37), Avanti Partners, P.O. Box 1119, Richmond, VA 23218. Director of the Company and each of the Davis Funds; Managing General Partner, Avanti Partners, L.P.

         CAROLYN H. SPOLIDORO (11/19/52), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Fund and each of the Davis Funds; Vice President, Venture Advisers, Inc.

         ANDREW A. DAVIS (6/25/63), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Fund; Director and Vice President of each of the Davis Funds; Director and Co-President, Venture Advisers, Inc. effective August 15, 1995; Director and Vice President, Davis Selected Advisers-NY, Inc.; formerly, Vice President and head of convertible security research, PaineWebber, Incorporated.

         CHRISTOPHER C. DAVIS (7/13/65),* 70 Pine Street, 43rd Floor, New York, NY 10270-0108. Director and Vice President of the Company and each of the Davis Funds; Director , Vice Chairman, Venture Advisers, Inc.

         KENNETH C. EICH (8/14/53), 124 East Marcy Street, Santa Fe, NM 87501. Vice President of the Fund and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Chief Operating Officer, Davis Selected Advisers, L.P. Former President and Chief Executive Officer of First of Michigan Corporation. Former Executive Vice President and Chief Financial Officer of Oppenheimer Management Corporation.

         EILEEN R. STREET (3/11/62), 124 East Marcy Street, Santa Fe, NM 87501. Treasurer and Assistant Secretary of the Fund and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Senior Vice President and Chief Financial Officer, Venture Advisers, Inc.

         SHELDON R. STEIN (11/29/28), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602. Assistant Secretary of the Fund and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner, D'Ancona & Pflaum, the Fund's legal counsel.

         ARTHUR DON (9/24/53), 30 North LaSalle Street, Suite 2900, Chicago, IL 60602. Assistant Secretary of the Fund and each of the Davis Funds, Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust; Partner, D'Ancona & Pflaum, the Fund's legal counsel.
-----------------------------

*The asterisk following the names of Jeremy H. Biggs, and Christopher C. Davis indicates that each director is considered to be an "interested person" of the Fund, as defined in the Investment Company Act of 1940.

         The Fund does not pay salaries to any of its officers. Davis Selected Advisers, L.P. performs certain services on behalf of the Fund. The Adviser is reimbursed by the Fund for the costs of providing these services. See "Investment Advisory Services."

                       DIRECTORS' COMPENSATION SCHEDULE

         During the year ended September 30, 1997, the compensation paid to the directors who are not considered to be interested persons of the Company was as follows:

                                   AGGREGATE FUND             TOTAL COMPLEX
NAME                                COMPENSATION              COMPENSATION*
G. Bernard Hamilton                     $1,500                   $24,700
Keith R. Kroeger                        $4,750                   $4,750
The Very Reverend James R. Leo         $4,750                    $4,750
Richard M. Murray                       $4,750                   $4,750
Theodore B. Smith, Jr.                  $4,750                   $4,750



* Complex Compensation is the aggregate compensation paid, for service as a Director, by all mutual funds with the same investment adviser.

                       CERTAIN SHAREHOLDERS OF THE FUND

         The following table sets forth, as of December 31, 1997 the name and holdings of each person known by the Fund to be record owner of more than 5% of its outstanding Class A shares. As of such date, there were 3,067,789 Class A shares outstanding and the directors and officers of the Fund, as a group, owned 115,966 Class A shares, or approximately 3.78% of the Fund's outstanding Class A shares. As of such date there were 650,237 Class B shares, 13,547 Class C shares, and no Class Y outstanding. The directors and officers of the fund do not presently own or intend to own any Class B, Class C, or Class Y shares of the Fund. Shelby Cullom Davis & Co., a New York Limited Partnership, may be deemed a control person of the Fund by virtue of its Fund holdings.


                                                               NUMBER OF SHARES          PERCENT OF CLASS
NAME AND ADDRESS                                                     OWNED                  OUTSTANDING

CLASS A SHARES

Shelby Cullom Davis & Co.                                          1,260,118                  41.08%
609 Fifth Avenue 11th Floor
New York, NY  10270-1021

                                      16


CLASS B SHARES

No single shareholder owns 5% or more of the outstanding shares.

CLASS C SHARES

Merill Lynch Pierce Fenner & Smith                                   3,748                    27.67%
Mutual Fund Operations
4800 Deerlake Drive East, 3rd Floor
Jacksonville, Fl 32246-6484

Prudential Securities Inc. FBO                                       2,004                    14.79%
Mr. Harsha RAO TTEE
Crummy Trust
UA DTD 3/31/97
FBO Siddhartha RAO
Pittsburgh, PA 15217

Prudential Securities Inc. FBO                                       2,004                    14.79%
Mr. Harsha RAO TTEE
Crummy Trust
UA DTD 3/31/97
FBO Kavita RAO
Pittsburgh, PA 15217

Donaldson Lufkin Jenrette                                            1,785                    13.18%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Prudential Securities Inc., FBO                                      1,002                     7.40%
Jerome P. Barnier &
Joyce Barnier JT TEN
22815 68th Ave S
Kent, WA 98032-1835

Donaldson Lufkin Jenrette                                             904                      6.67%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052

Donaldson Lufkin Jenrette                                             773                      5.71%
Securities Corporation, Inc.
P.O. Box 2052
Jersey City, NJ 07303-2052


CLASS Y SHARES

No single shareholder owns 5% or more of the outstanding shares.


                         INVESTMENT ADVISORY SERVICES

         Davis Selected Advisers, L.P. serves as investment adviser for the Fund pursuant to an investment advisory agreement between the Fund and the Adviser (the "Advisory Agreement") adopted in accordance with the requirements of the Investment Company Act of 1940. Pursuant to the Advisory Agreement, the Adviser, subject to the general supervision of the Fund's Board of Directors, provides management services, and furnishes statistical, executive and clerical personnel, bookkeeping, office space, and equipment necessary to carry out its management functions and such corporate managerial duties as are requested by the Board of Directors of the Fund. The Fund bears all expenses other than those specifically assumed by the Adviser under the Advisory Agreement, including preparation of its tax returns, financial reports to regulatory authorities, dividend determinations and transaction and accounting matters related to its custodian bank, transfer agency, custodial and shareholder services, qualification of its shares under federal and state securities laws, legal and audit services. For the Adviser's services, the Fund pays the Adviser a monthly fee at the annual rate based on average net assets, as follows: 1.0% on the first $250 million; 0.9% on the next $250 million; and 0.8% on average net assets in excess of $500 million. The aggregate advisory fee paid by the Fund to the Adviser for the years ended September 30, 1997 and 1996 and the eight months ended September 30, 1995 were $471,571, $390,629 and $67,449, respectively.

         Atlantic Advisers Limited serves as the Sub-Adviser of the Fund, managing the day-to-day investments of the Fund, under a Sub-Advisory Agreement between the Adviser and the Sub-Adviser which was adopted in accordance with the requirements of the Investment Company Act of 1940. For the Sub-Adviser's services, the Adviser pays the Sub-Adviser 50% of the total annual investment advisory fees paid by the Company to the Adviser. The Sub-Adviser receives no fees directly from the Fund.

         The Adviser has also entered into a Sub-Advisory Agreement with it wholly-owned subsidiary Davis Selected Adviser-NY, Inc. ("DSA-NY") whereby DSA-NY performs research and other services on behalf of the Adviser. Under the Agreement, the Adviser pays all of DSA-NY's direct and indirect costs of operation. All of the fees paid to DSA-NY are paid by the Adviser and not the Fund. This Agreement does not affect the services provided by Atlantic Advisers Limited.

         The reimbursable cost for certain accounting and administrative services for years ended September 30, 1997 and 1996 and for the eight months ended September 30, 1995 were $7,337, $8,004 and $5,336, respectively. The reimbursable cost for qualifying the Fund's shares for sale with state agencies for such periods were $12,000, $12,000 and $8,000, respectively, and the reimbursable cost for providing shareholder services for such periods were $3,336, $3,208 and $1,145, respectively.

         The Advisory and Sub-Advisory Agreements also make provisions for the placement of portfolio transactions and other brokerage policies of the Fund which are discussed herein under "Portfolio Transactions ".

         In accordance with the Investment Company Act, the Advisory Agreement and the Sub-Advisory Agreement will terminate automatically upon assignment and are subject to cancellation upon 60 days' written notice by the Fund's Board of Directors, the vote of the holders of a majority of the Fund's outstanding shares or the Adviser. The continuance of each Agreement must be approved at least annually by the Fund's Board of Directors or by the vote of holders of a majority of the outstanding shares of the Fund. In addition, any new agreement or the continuation of the existing agreement must be approved by a majority of directors who are not parties to the agreement or interested persons of any such party.

         The Advisory and the Sub-Advisory Agreements provide that the Adviser, Sub-Adviser or DSA-NY, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of their duties, will not be liable for any act or omission in the cause of, or connected with rendering service under the Agreements or for any losses that may be sustained in the purchase, holding or sale of any security.

         The Adviser, the Sub-Adviser and DSA-NY have each adopted Codes of Ethics which regulate the personal securities transactions of the Adviser's and Sub-Adviser's investment personnel and other employees and affiliates with access to information regarding securities transactions of the Fund. Each Code of Ethics requires investment personnel to disclose personal securities holdings upon commencement of employment and all subsequent trading activity to the firm's Compliance Officer. Investment personnel are prohibited from engaging in any securities transactions, including the purchase of securities in a private offering, without the prior consent of the Compliance Officer. Additionally, such personnel are prohibited from purchasing securities in an initial public offering and are prohibited from trading in any securities (i) for which the Fund has a pending buy or sell order, (ii) which the Fund is considering buying or selling, or (iii) which the Fund purchased or sold within seven calendar days.

                                   CUSTODIAN

         The Custodian of the Fund's assets is State Street Bank and Trust Company ("State Street"), One Heritage Drive, North Quincy, Massachusetts 02171. The Custodian maintains all of the instruments representing the investments of the Fund and all cash. The Custodian delivers securities against payment upon sale and pays for securities against delivery upon purchase. The Custodian also remits Fund assets in payment of Fund expenses, pursuant to instructions of officers or resolutions of the Board of Directors.

                                   AUDITORS

         The Fund's auditors are KPMG Peat Marwick, 707 17th St. Suite 2300, Denver, Colorado 80202 The audit includes examination of annual financial statements furnished to shareholders and filed with the Securities and Exchange Commission, consultation on financial accounting and reporting matters, and meeting with the Audit Committee of the Board of Directors. In addition, the auditors review federal and state income tax returns and related forms.

                        DETERMINING THE PRICE OF SHARES

         Securities traded on U.S. or foreign exchanges are valued at the last quoted sales prices on such exchanges prior to the time when assets are valued. Securities listed or traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market, other securities that are not traded on a particular day and securities regularly traded in the over-the-counter market are valued at the closing bid price. A security which is listed or traded on more than one exchange is valued at the quotations on the exchange determined to be the primary market for such security by the Board of Directors.

         Debt securities are generally traded in the over-the-counter market and are valued at a price deemed best to reflect fair value as quoted by dealers who make markets in these securities or by an independent pricing service. Debt securities with maturities of 60 days or less are valued at amortized cost unless the Board of Directors determines that such cost is not a fair value.

         In the instances where the price of a security determined above is deemed not to be representative, the security is valued in such a manner as prescribed by the Board of Directors to reflect its fair value. The Board of Directors will monitor the Fund's methods of valuation on an ongoing basis.

         Trading in securities on exchanges and over-the-counter markets in Europe and the Far East is normally completed at various times prior to 4:00 p.m. New York time, the current closing time of the New York Stock exchange (the "Exchange"). Trading on foreign exchanges may not take place on every day the Exchange is open. Conversely, trading in various foreign markets may take place on days when the Exchange is not open and on other days when the Fund's net asset value is not calculated. Consequently, the calculation of the net asset value for the Fund may not occur contemporaneously with the determination of the most current market prices of the securities included in such calculation. Events affecting the values of portfolio securities that occur between the time that their prices are determined and the close of the Exchange will not be reflected in the Fund's calculation of net asset value unless the Board of Directors deems that the particular event would materially affect net asset value, in which case an adjustment will be made.

         The Fund does not price its shares or accept orders for purchases or redemptions on days when the New York Stock Exchange is closed. Such days currently include New Year's Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

         THE FOLLOWING DISCUSSION RELATES SOLELY TO U.S. FEDERAL INCOME TAXES ON DIVIDENDS AND DISTRIBUTIONS BY THE FUND AND ASSUMES THAT THE FUND QUALIFIES AS A REGULATED INVESTMENT COMPANY. INVESTORS SHOULD CONSULT THEIR OWN COUNSEL FOR FURTHER DETAILS, INCLUDING THEIR ENTITLEMENT TO CREDITS OR DEDUCTIONS FOR FOREIGN TAX THAT MIGHT BE "PASSED THROUGH" TO THEM UNDER THE RULES DESCRIBED BELOW, AND THE APPLICATION OF STATE AND LOCAL TAX LAWS TO THEIR PARTICULAR SITUATION.

         Dividends and distributions of any realized short-term capital gains are included in the income of U.S. shareholders as ordinary income and distributions of net long-term capital gains are included in the income of U.S. shareholders as long-term capital gains irrespective of the length of time they have held their shares in the Fund. The dividends-received deduction for corporate shareholders of the Fund may be applicable to a portion of the Fund's distributions of net ordinary income. The amount of distributions eligible for the dividends received deduction is limited to the amount of dividends received by the Fund during the fiscal year from United States corporations. A corporation's dividends-received deduction will be disallowed in the case of any shares held by the corporation for 45 days or less. Furthermore, the dividends-received deduction will be disallowed to the extent a corporation's investment in shares of the Fund is financed with indebtedness. Capital gains distributions by the Fund are not eligible for this deduction.

         In view of the Fund's investment policies, it is expected that dividends from United States corporations will, at most, be only a small part of the Fund's gross income and that, accordingly, only a small part, if any, of distributions by the Fund will be eligible for the dividends-received deduction; however, this is largely dependent on the Fund's investment activities and accordingly cannot be predicted with certainty. The Fund will advise its shareholders annually as to the Federal income tax status of distributions made during the year.

         CURRENCY FLUCTUATIONS. Under section 988 of the Internal Revenue Code, any gain or loss attributable to fluctuations in exchange rates which occurs between the time the Fund accrues interest or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, is treated as ordinary income or ordinary loss. Similarly, gains or losses upon the disposition of (i) foreign currencies, (ii) debt securities denominated in a foreign currency, (iii) over-the-counter options with respect to a foreign currency, or (iv) forward contracts denominated in a foreign currency (and from certain regulated futures contracts and non-equity options if the Fund so elects) which are attributable to fluctuations in the value of the foreign currency between the date of acquisition of the asset and the date of disposition also are treated as ordinary income or loss. These gains or losses increase or decrease the amount of the Fund's taxable income available to be distributed to its shareholders as ordinary income, rather than increasing or decreasing the amount of the Fund's net capital gain. Because losses on foreign currency reduce the amount of net ordinary income available for distribution in a taxable year, they may result in all or a portion of prior dividends for such year being re-characterized as a non-taxable return of capital to shareholders, rather than net ordinary income, thereby reducing each shareholder's basis in Fund shares. To the extent that such dividends exceed a shareholder's basis in his Fund shares, the excess will be treated as a gain from the sale of such shares.

         OPTIONS, FUTURES CONTRACTS, AND FORWARD FOREIGN CURRENCY CONTRACTS. Certain listed options, forward foreign currency contracts and regulated futures contracts are considered "section 1256 contracts" for Federal income tax purposes. Section 1256 contracts held by the Fund at the end of each taxable year will be "marked to market" and treated for Federal income tax purposes as though they had been sold for their fair market value on the last business day of such year. Gain or loss realized by the Fund on forward foreign currency contracts will be treated as gain or loss under section 988, as described above. In general, gain or loss realized by the Fund on other types of section 1256 contracts will be considered 60% long-term and 40% short-term capital gain or loss. The Fund can elect to exempt its section 1256 contracts which are part of a "mixed straddle" (as described below) from the application of section 1256. These results could vary if the Fund makes one or more elections available under sections 988 and 1256.

         The Treasury Department has the authority to issue regulations that would permit or require the Fund either to integrate a foreign currency hedging transaction with the investment that is hedged and treat the two as a single transaction, or otherwise to treat the hedging transaction in a manner that is consistent with the hedged investment. Recently issued regulations under this authority generally should not apply to the type of hedging transactions in which the Fund intends to engage.

         Gain or loss realized by the Fund upon the lapse or sale of put and call equity options held by the Fund will be either long-term or short-term capital gain or loss depending upon the Fund's holding period of the options. Gain or loss realized upon the lapse or closing out of equity options that are written by the Fund will be treated as short-term capital gain or loss. In general, if the Fund exercises an option, or if an option that the Fund has written is exercised, no gain or loss on the option will be separately recognized and the premium received or paid by the Fund will be included in the calculation of the basis of the property acquired upon exercise or the gain or loss upon disposition of the property underlying the option.

         Gain or loss realized by the Fund on the lapse or sale of put and call options on foreign currencies which are traded over-the-counter or on certain foreign exchanges will be treated as gain or loss under section 988 and therefore will be characterized as ordinary income or loss and will increase or decrease the amount of the Fund's income available to be distributed to shareholders as ordinary income, as described above. In general, if the Fund exercises an option on a foreign currency, or if an option on a foreign currency that the Fund has written is exercised, gain or loss on the option will be recognized in the same manner as if the Fund had sold the option (or paid another person to assume the Fund's obligation to make delivery under the option) on the date on which the option is exercised, for the fair market value of the option.

         STRADDLES. Any option, futures contract, or other position entered into or held by the Fund in conjunction with any one or more other positions held by the Fund may constitute a "straddle" for federal income tax purposes. A straddle of which at least one, but not all, the positions are section 1256 contracts may constitute a "mixed straddle." In general, straddles are subject to certain rules that may affect the character and timing of the Fund's gains and losses by requiring, among other things, that (i) the loss realized on the disposition of one position of a straddle not be recognized to the extent that the Fund has unrealized gains with respect to one or more other positions in the straddle; (ii) the Fund's holding period in straddle positions be suspended while the straddle exists (possibly resulting in gain being treated as short-term capital gain rather than long-term capital gain); (iii) losses recognized with respect to certain straddle positions which are part of a mixed straddle and which are not section 1256 contracts be treated as 60% long-term and 40% short-term capital loss; (iv) losses recognized with respect to certain straddle positions which would otherwise constitute short-term capital losses be treated as long-term capital losses; and (v) the deduction of interest and carrying charges attributable to certain straddle positions be deferred. Various elections are available to the Fund which may mitigate the effects of the straddle rules, particularly with respect to mixed straddles.

         PASSIVE FOREIGN INVESTMENT COMPANIES. Any foreign investment company in which the Fund invests may be treated as a "passive foreign investment company" ("PFIC") under the Code. In general a foreign corporation is a PFIC if either 75% or more of its gross income is passive income or 50% or more of the average value of its assets produce, or are held for the production of, passive income. If the Fund acquires and holds stock in a PFIC beyond the end of the year of its acquisition, the Fund will be subject to Federal income tax and an interest charge on a portion of any "excess distribution" received on that stock or of any gain from the disposition of that stock (collectively "PFIC Income"), even if the Fund distributes all of the PFIC Income as a taxable dividend to its shareholders. The balance of the PFIC Income will be included in the Fund's taxable income and, accordingly, will not be taxable to it to the extent that such income is distributed to its shareholders. Proposed regulations provide that the Fund may make a mark-to-market election with respect to any stock of a PFIC that it holds. If the election is in effect, at the end of each taxable year of the Fund any gain that results from this mark-to-market election will be treated as ordinary income to the Fund for that year and will increase its basis in the PFIC stock. Any loss that results from this election will not be recognized and no basis adjustment will be made.

         Alternatively, the Fund may elect to treat any PFIC in which it invests as a "qualified electing fund," in which case, in lieu of the potential PFIC tax liability and interest obligation, the Fund will be required to include in income each year its pro rata share of the qualified electing fund's annual ordinary earnings and net capital gain, even if they are not distributed to the Fund, and those amounts then would be subject to the distribution requirements applicable to the Fund. This election would require the Fund to obtain certain financial information from the PFIC. It may be very difficult, if not impossible, to obtain this information and, accordingly, it is unlikely that the Fund would make this election.

         FOREIGN INCOME TAXES. Income received by the Fund from sources within foreign countries may be subject to withholding and other taxes imposed at the source. The United States has entered into tax treaties with many foreign countries which may reduce or eliminate these taxes. It is impossible to determine in advance the effective rate of foreign tax to which the Fund will be subject, since the amount of the Fund's assets to be invested in foreign countries will vary.

         If the Fund is liable for foreign income taxes and if more than 50% of the value of the Fund's total assets at the close of its taxable year consists of the stock or securities of foreign corporations, the Fund may elect to "pass through" to the Fund's shareholders the amount of foreign income taxes paid by the Fund. Pursuant to such election, shareholders would be required to (i) include in gross income their pro-rata shares of foreign taxes paid by the Fund and (ii) treat their pro-rata share of these taxes as paid by them. Shareholders would then be permitted to either deduct their pro-rata share of foreign taxes in computing their taxable income or use it as a foreign tax credit against Federal income taxes. No deduction for foreign taxes could be claimed by a shareholder who does not itemize deductions, and the amount of foreign taxes for which any shareholder may claim a credit in any year may be subject to limitations under the Code. Shareholders who are not liable for Federal income taxes, such as retirement plans qualified under
Section 401 of the Code, will not be affected by any "pass through" of foreign tax payments.

         The Fund intends to meet, for each fiscal year, the requirements of the Code to "pass through" to its shareholders foreign income taxes paid, but there can be no assurance that the Fund will be able to do so or will elect to do so. Each shareholder will be notified within 60 days after the close of each taxable year of the Fund whether the foreign taxes paid by the Fund will "pass through" for that year, and, if so, the amount of each shareholder's pro-rata share (by country) of the foreign taxes paid by the Fund and the dividend paid by the Fund which represents income derived from foreign sources.

         TAXATION OF FOREIGN SHAREHOLDERS. The foregoing discussion relates only to U.S. Federal income tax law as it affects shareholders who are U.S. citizens or residents or U.S. corporations. The effects of Federal income tax law on shareholders who are non-resident aliens or foreign corporations may be substantially different. Foreign investors should consult their counsel for further information as to the particular U.S. tax consequences to them of an investment in the Fund.

                               PERFORMANCE DATA

         The average annual total return (as defined below) with respect to the Fund's Class A, B, and C shares for the period indicated below is as follows:


Class A

         Year ended September  30, 1997.........................................   (2.17)%
          Life of Fund (February 1, 1995 through September 30, 1997)............     8.76%

         Class B

         Year ended September 30, 1997..........................................   (1.02)%
         Life of Fund (February 1, 1995 through September 30, 1997).............     8.91%

         Class C

         Year ended  September 30, 1997.........................................      N/A%
         Life of Fund (August 19, 1997 through September 30, 1997)..............      N/A%


         Average annual total return measures both the net investment income generated by, and the effect of any realized or unrealized appreciation or depreciation of, the underlying investments in the Fund's portfolio. Average annual total return is calculated separately for each class in accordance with the standardized method prescribed by the Securities and Exchange Commission by determining the average annual compounded rates of return over the periods indicated, that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                     n
               P(1+T)  = ERV

      Where:   P = a hypothetical initial payment of $1,000

      T = average annual total return

      n = number of years

      ERV = ending redeemable value at the end of the period of a hypothetical $1,000 payment made at the beginning of such period

         This calculation (i) assumes all dividends and distributions are reinvested at net asset value on the appropriate reinvestment dates and (ii) deducts (a) the maximum front-end or applicable contingent deferred sales charge from the hypothetical initial $1,000 investment or (b) all recurring fees, such as advisory fees, charged as expenses to all shareholder accounts.

         Total return is the cumulative rate of investment growth which assumes that income dividends and capital gains are reinvested. It is determined by assuming a hypothetical investment at the net asset value at the beginning of the period, adding in the reinvestment of all income dividends and capital gains, calculating the ending value of the investment at the net asset value as of the end of the specified time period, subtracting the amount of the original investment and dividing this result by the original investment. This calculated amount is then expressed as a percentage by multiplying by 100.

         The total return (as defined above) for the Fund's Class A, B, and C shares for the period indicated below is as follows:


         Class A

         Year ended September  30, 1997.........................................   (2.17)%
          Life of Fund (February 1, 1995 through September 30, 1997)............    25.05%

         Class B

         Year ended September 30, 1997..........................................   (1.02)%
         Life of Fund (February 1, 1995 through September 30, 1997).............    25.51%

         Class C

         Life of Fund (August 18, 1997 through September 30, 1997)..............   (2.12)%


         In advertising and sales literature, the Fund's performance may be compared with those of market indices and other mutual funds. Advertisements quoting performance rankings or ratings of the Fund as measured by financial publications or by independent organizations such as Lipper Analytical Services, Inc., and Morningstar, Inc. and advertisements presenting the historical performance of the Fund may also from time to time be sent to investors or placed in newspapers and magazines such as The New York Times, The Wall Street Journal, Barrons, Investor's Daily, Money Magazine, Changing Times, Business Week and Forbes or other media on behalf of the Fund.

         In advertising and sales literature the Fund may publish various statistics describing its investment portfolio such as the Fund's average Price to Book and Price to Earnings ratios, betas, alpha, R-squared, standard deviation, etc.

         In reports or other communications to shareholders and in advertising material, the Fund may also include evaluations of the Fund published by nationally recognized ranking services and by financial publications that are nationally recognized, such as Business Week, Forbes, Kiplinger's, Institutional Investor and Money Magazine. Any given performance comparison should not be considered representative of the Fund's performance for any future period.

                      REDUCTION OF CLASS A SALES CHARGES

         There are a number of ways to reduce the sales charge imposed on the purchase of the Fund's Class A shares, as described below. These reductions are based upon the fact that there is less sales effort and expense involved in respect to purchases by affiliated persons and purchases made in large quantities.

FAMILY OR GROUP PURCHASES

         Certain purchases made by or for more than one person may be considered to constitute a single purchase, including (i) purchases for family members, including spouses and children under 21, (ii) purchases by trust or other fiduciary accounts and purchases by Individual Retirement Accounts for employees of a single employer, (iii) purchases made by an organized group of persons, whether incorporated or not, if the group has a purpose other than buying shares of mutual funds. For further information on group purchase reductions, contact the Distributor or your dealer.

STATEMENTS OF INTENTION

         Another way to reduce the sales charge is by signing a Statement of Intention. A Statement is included in the Application Form. Please read it carefully before completing it.

         If you enter into a Statement of Intention you (or any "single purchaser") may state that you intend to invest at least $100,000 in the Fund's Class A shares over a 13-month period. The amount you say you intend to invest may include Class A shares which you already own, valued at the offering price, at the end of the period covered by the Statement. A Statement may be backdated up to 90 days to include purchases made during that period, but the total period covered by the Statement may not exceed 13 months.

         Shares having a value of 5% of the amount you state you intend to invest will be held "in escrow" to make sure that any additional sales charges are paid. If any of the Fund's shares are in escrow pursuant to a Statement and such shares are exchanged for shares of another Davis Fund, the escrow will continue with respect to the acquired shares.

         No additional sales charge will be payable if you invest the amount you have indicated. Each purchase under a Statement will be made as if you were buying at one time the total amount indicated. For example, if you indicate that you intend to invest $100,000, you will pay a sales charge of 3-1/2% on each purchase.
         If you buy additional shares during the period to qualify for an even lower sales charge, you will be charged such lower charge. For example, if you indicate that you intend to invest $100,000 and actually invest $250,000, you will, by retroactive adjustment, pay a sales charge of 2-1/2%.

         If during the 13-month period you invest less than the amount you have indicated, you will pay an additional sales charge. For example, if you state that you intend to invest $250,000 and actually invest only $100,000, you will, by retroactive adjustment, pay a sales charge of 3-1/2%. The sales charge you actually pay will be the same as if you had purchased the shares in a single purchase.

         A Statement does not bind you to buy, nor does it bind the Adviser to sell, the shares covered by the Statement.

RIGHTS OF ACCUMULATION

         Another way to reduce the sales charge is under a right of accumulation. This means that the larger purchase entitled to a lower sales charge need not be in dollars invested at one time. The larger purchases that you (or any "single purchaser") make at any one time can be determined by adding to the amount of a current purchase the value of the Fund's Class A shares (at offering price) already owned by you.

         For example, if you owned $100,000 worth (at offering price) of the Fund's Class A shares and invest $5,000 in additional shares, the sales charge on that $5,000 investment would be 3-1/2%, not 4-3/4%.

         If you claim this right of accumulation, you or your dealer must so notify the Adviser (or State Street, if the investment is mailed to State Street) when the purchase is made. Enough information must be given to verify that you are entitled to such right.

COMBINED PURCHASES WITH OTHER DAVIS FUNDS

         Your ownership or purchase of Class A shares of other Funds advised and distributed by the Adviser, including Davis New York Venture Fund, Inc., Davis High Income Fund, Inc., Davis Tax-Free High Income Fund, Inc., and Davis Series, Inc. (collectively with the Fund, the "Davis Funds") may also reduce your sales charges in connection with the purchase of the Fund's Class A shares. This applies to all three situations for reduction of sales charges discussed above.

         If a "single purchaser" decides to buy the Fund's Class A shares as well as Class A shares of any of the other Davis Funds (other than shares of Davis Government Money Market Fund) at the same time, these purchases will be considered a single purchase for the purpose of calculating the sales charge. For example, a single purchaser can invest at the same time $100,000 in the Fund's Class A shares and $150,000 in the Class A shares of Davis High Income Fund, Inc. and pay a sales charge of 2-1/2%, not 3-1/2%.

         Similarly, a Statement of Intention for the Fund's Class A shares and for the Class A shares of the other Davis Funds (other than Davis Government Money Market Fund) may be aggregated. In this connection, the Fund's Class A shares and the Class A shares of the other Davis Funds which you already own, valued at the current offering price at the end of the period covered by your Statement of Intention, may be included in the amount you have stated you intend to invest pursuant to your Statement.

         Lastly, the right of accumulation applies also to the Class A, Class B and Class C shares of the other Davis Funds (other than Davis Government Money Market Fund) which you own. Thus, the amount of current purchases of the Fund's Class A shares which you make may be added to the value of the Class A shares of the other Davis Funds (valued at their current offering price) already owned by you in determining the applicable sales charge. For example, if you owned $100,000 worth of shares of Davis High Income Fund, Inc. and Davis Financial Fund and Davis Convertible Securities Fund, (valued at the applicable current offering price) and invest $5,000 in the Fund's shares, the sales charge on your investment would be 3-1/2%, not 4-3/4%.

         In all the above instances where you wish to claim this right of combining the Fund's shares with shares you own of the other Davis Funds you or your dealer must notify the Adviser (or State Street, if the investment is mailed to State Street) of the pertinent facts. Enough information must be given to permit verification as to whether you are entitled to a reduction in sales charges.

ISSUANCE OF SHARES AT NET ASSET VALUE

         There are many situations where the sales charge will not apply to the purchase of Class A shares, as discussed in the Prospectus. In addition, the Fund occasionally may be provided with an opportunity to purchase substantially all the assets of a public or private investment company or to merge another such company into the Fund. This offers the Fund the opportunity to obtain significant assets. No dealer concession is involved. It is industry practice to effect such transactions at net asset value as it would adversely affect the Fund's ability to do such transactions if the Fund had to impose a sales charge.

              EXEMPTIONS TO CLASS B SALES AND CONVERSION FEATURES

         Class B shares of the Davis International Series, Inc. are made available to Retirement Plan Participants such as 401K or 403B Plans at NAV with the waiver of contingent deferred sales charge (CDSC) if:

         (i) the Plan is recordkept on a daily valuation basis by Merrill Lynch and, on the date the Plan sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has less than $3 million in assets invested in broker /dealer funds not advised or managed by Merrill Lynch Asset Management, L.P. ("MLAM") that are made available pursuant to a Services Agreement between Merrill Lynch and the fund's principal underwriter or distributor and in funds advised or managed by MLAM (collectively, the "Applicable Investments"); or
         (ii) the Plan is recordkept on a daily valuation basis by an independent recordkeeper whose services are provided through a contract or alliance arrangement with Merrill Lynch, and on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement, the Plan has less than $3 million in assets, excluding money market funds, invested in Applicable Investments; or
         (iii) the Plan has less than 500 eligible employees, as determined by the Merrill Lynch plan conversion manager, on the date the Plan Sponsor signs the Merrill Lynch Recordkeeping Service Agreement.

         Plans recordkept on a daily basis by Merrill Lynch or an independent recordkeeeper under a contract with Merrill Lynch that are currently investing in Class B shares of the Davis mutual funds convert to Class A shares once the Plan has reached $5 million invested in Applicable Investments. The Plan will receive a Plan level share conversion. The Fund may make similar exceptions for other financial institutions sponsoring or administering similar benefit plans.

                          DISTRIBUTION OF FUND SHARES

         Davis Distributors, LLC (the "Distributor") acts as principal underwriter of the Fund's shares on a continuing basis pursuant to a Distributing Agreement. Pursuant to such Distributing Agreement, the Distributor, pays for all expenses in connection with the preparation, printing and distribution of advertising and sales literature for use in offering the Fund's shares to the public, including reports to shareholders to the extent they are used as sales literature. The Distributor also pays for prospectuses in excess of those which the Fund must file with the Securities and Exchange Commission or those forwarded to existing shareholders. The continuance and assignment provisions of the Distributing Agreement are the same as those of the Advisory Agreements.

         In addition, the Fund has adopted distribution plans with respect to each class of its shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Distribution Plans"). Payments under the Class A Distribution Plan are limited to an annual rate of 0.25% of the average daily net asset value of the Class A shares. Payments under the Class B and Class C Distribution Plans are limited to an annual rate of 1.00% of the average daily net asset value of the Class B shares.

         To the extent that any investment advisory fees paid by the Company may be deemed to be indirectly financing any activity which is primarily intended to result in the sale of shares of the Company within the meaning of Rule 12b-1, the payments of such fees are authorized under this Plan.

         The Distribution Plans continue annually so long as they are approved in the manner provided by Rule 12b-1 or unless earlier terminated by vote of the majority of the Fund's Independent Directors or a majority of the Fund's outstanding shares. The Distributor is required to furnish quarterly written reports to the Board of Directors detailing the amounts expended under the Distribution Plans. The Distribution Plans may be amended provided that all such amendments comply with the applicable requirements then in effect under Rule 12b-1. Presently, Rule 12b-1 requires, among other procedures, that it be continued only if a majority of the Independent Directors approve continuation at least annually and that amendments materially increasing the amount to be spent for distribution be approved by the Independent Directors and the shareholders. As long as the Distribution Plans are in effect, the Fund must commit the selection and nomination of candidates for new Independent Directors to the sole discretion of the existing Independent Directors.

         During the years ended September 30, 1997 and 1996 and for the eight months ended September 30, 1995, the Distributor (or its predecessor) received $57,960, $79,591 and $5,565, respectively, under the Class A Distribution Plan, all of which was paid to dealers and sales personnel.

         During the years ended September 30, 1997 and 1996 and for the eight months ended September 30, 1995, the Distributor (or its predecessor) earned $55,002 , $233,671, and $73,453, respectively, under the Class B Distribution Plan, of which $53,829, $222,633 and $0, respectively was reallowed to qualified selling dealers.

         During the fiscal period from August 19, 1997 (commencement of operations) through September 30, 1997, the Distributor received $59, under the Class C Distribution Plan, all of which was reallowed to qualified selling dealers

                                  APPENDIX A

                      QUALITY RATINGS OF DEBT SECURITIES

MOODY'S INVESTORS SERVICE, INC. CORPORATE BOND RATINGS

         Aaa - Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are unlikely to impair the fundamentally strong position of such issues.

         Aa - Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat greater than Aaa securities.

         A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

         Baa - Bonds which are rated Baa are considered as medium grade obligations, i.e. they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

         Ba - Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

         B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any longer period of time may be small.

         Caa - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

         Ca - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

         C - Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

STANDARD & POOR'S CORPORATION CORPORATE BOND RATINGS

         AAA - Debt rated 'AAA' has the highest rating assigned by Standard and Poor's. Capacity to pay interest and repay principal is extremely strong.

         AA - Debt rated 'AA' has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

         A - Debt rated 'A' has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

         BBB - Debt rated 'BBB' is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

         BB - Debt rated 'BB' has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.

         B - Debt rated 'B' has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.

         CCC - Debt rated 'CCC' has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The 'CCC' rating category is also used for debt subordinated to senior debt that is assigned an actual or implied 'B' or 'B-' rating.

         CC - The rating 'CC' is typically applied to debt subordinated to senior debt that is assigned an actual or implied 'CCC' rating.

         C - The rating 'C' is typically applied to debt subordinated to senior debt which is assigned an actual or implied 'CCC-' debt rating. The 'C' rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

         CI - The rating 'CI' is reserved for income bonds on which no interest is being paid.

         D - Debt rated 'D' is in payment default. The 'D' rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The 'D' rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

                                   FORM N-1A
                       DAVIS INTERNATIONAL SERIES, INC.


                   POST-EFFECTIVE AMENDMENT NO. 6 UNDER THE
                            SECURITIES ACT OF 1933
                      REGISTRATION STATEMENT NO. 33-86578

                                      AND

                           AMENDMENT NO. 8 UNDER THE
                        INVESTMENT COMPANY ACT OF 1940
                           REGISTRATION NO. 811-8870

                                    PART C

                               OTHER INFORMATION


Item 24.            Financial Statements and Exhibits

                  (a)        Financial Statements:

                    Included in Part A:

                           (i)        Financial Highlights

                    Included in Part B:

                           (i)        Schedule of Investments at September 30, 1997.

                           (ii)       Statement of Assets & Liabilities.

                           (iii)      Statement of Operations for the year ended September 30, 1997.

                           (iv)       Statement of Changes in Net Asset Value
                                      for the year ended September 30, 1997
                                      and September 30, 1996.

                           (v)        Notes to Financial Statements.

                           (vi)       Financial Highlights.

                           (vii)      Report of Tait, Weller & Baker.


                                      1


                    (b)  Exhibits:

                           (1)(a)     Articles  of  Incorporation,  incorporated  by  reference  to  Exhibit  1  to
                                      Registrant's Amendment No. 2, File No. 33-86578.

                           (1)(b)     Articles  Supplementary.   Incorporated  by  reference  to  exhibit  1(b)  to
                                      Registrant's Post-Effective Amendment No. 5, File No. 33-86578.

                           (2)        By-Laws,  incorporated  by reference to Exhibit 2 to  Registrant's  Amendment
                                      No. 2, File No. 33-86578.
                           (3)        Not Applicable.

                           (4)        Not Applicable.

                           (5) (a)    Investment  Advisory  Agreement,  incorporated  by reference to Exhibit 5 (a)
                                      to Registrant's Amendment No. 2, File No. 33-86578.

                           (5) (b)    Investment  Sub-Advisory  Agreement,  incorporated  by reference to Exhibit 5
                                      (b) to Registrant's Amendment No. 2, File No. 33-86578.

                           (5) (c)    Sub-Advisory  Agreement with Davis Selected  Advisers-NY,  Inc.  incorporated by  reference  to  Exhibit  5(c) to  Registrant's  Amendment  No.  2 File No.
                                      33-86578

                           (6)(a)     Distributing   Agreement,   incorporated   by   reference  to  Exhibit  6  to
                                      Registrant's Amendment No. 2, File No. 33-86578.

                           (6)(b)     Transfer and Assumption  Agreement.  Incorporated by reference to exhibit No.
                                      6(b) to Registrant's Post-Effective Amendment No. 5, File No. 33-86578.

                           (7)        Not Applicable.

                           (8)        Custodian   Agreement,   incorporated   by   reference   to  Exhibit  (8)  to
                                      Registrant's Registration Statement on Form N-1A, File No. 33-86578.

                           (9)        Transfer  Agency  Contract,  incorporated  by  reference  to  Exhibit  (9) to
                                      Registrant's Registration Statement on Form N-1A, File No. 33-86578.

                           (10)       Opinion and Consent of Counsel as to  Legality  of Shares  Being  Registered,
                                      incorporated  by  reference  to  Exhibit  (10) to  Registrant's  Registration
                                      Statement on Form N-1A, File No. 33-86578

                           (11)       *Consent of Auditors.


                                      2


                           (12)       Not Applicable.

                           (13)       Financial Statements, included in Statement of Additional Information.

                           (14)       (a) Prototype Money Purchase Pension and Profit Sharing Plan, Prototype Defined
                                      Contribution Trust and Adoption Agreements, incorporated by reference to
                                      Exhibit (14) (a) to Registrant's Registration Statement on Form N-1A,
                                      File No. 33-86578.

                           (14) (b)   Prototype Profit  Sharing/401(k) Plan, Prototype Profit  Sharing/401(k) Trust
                                      and  Adoption  Agreements,  incorporated  by reference to Exhibit (14) (b) to
                                      Registrant's Registration Statement on Form N-1A, File No. 33-86578.

                           (14) (c)   403(b) (7) Retirement  Plan Custodial  Account,  incorporated by reference to
                                      Exhibit (14) (c) to  Registrant's  Registration  Statement on Form N-1A, File
                                      No. 33-86578.

                           (15) (a)   Distribution  Plan for Class A shares.  Incorporated  by reference to exhibit
                                      15(a) Registrant's  Post-Effective Amendment No. 5, File No. 33-86578.

                           (15) (b)   Distribution  Plan for Class B shares,  incorporated  by reference to Exhibit
                                      15(b) to Registrant's Amendment No. 2, File No. 33-86578.

                           (15) (c)   Distribution  Plan for Class C shares.  Incorporated  by reference to exhibit
                                      15(c) Registrant's  Post-Effective Amendment No. 5, File No. 33-86578.

                           (16)       Schedule  for   Computation  of  Performance   Quotation,   incorporated   by
                                      reference  to Exhibit  (16) to  Registrant's  Registration  Statement on Form
                                      N-1A, File No. 33-86578.

                           (17)       Not Applicable.

                           (18)(a)    Powers  of  Attorney,   incorporated  by  reference  to  Exhibit  (18)(a)  of
                                      Registrant's Post Effective Amendment No.1 File No. 33-86578.

                           (18)(b)    Plan  Pursuant  to Rule 18f-3,  as  amended.  Incorporated  by  reference  to
                                      exhibit  18(b)  Registrant's   Post-Effective   Amendment  No.  5,  File  No.
                                      33-86578.


                                      3



                           (18)(c)    Power of  Attorney  for  Eileen  R.  Street.  Incorporated  by  reference  to
                                      exhibit  18(c)  Registrant's   Post-Effective   Amendment  No.  5,  File  No.
                                      33-86578.

                           (18)(d)    *Power of Attorney for G. Bernard Hamilton and Christopher C. Davis.

                           *Filed Herein.


Item 25.            Persons Controlled by or Under Common Control With
                    Registrant

                    Not applicable

Item 26.            Number of Holders of Securities

                                                 Number of Record Holders
  Title of Class                                 as of December 31, 1997
  --------------                                 -----------------------

  Common Stock
  Davis International Total Return Fund Class A           856
  Davis International Total Return Fund Class B           694
  Davis International Total Return Fund Class C            16
  Davis International Total Return Fund Class Y             1

Item 27.            Indemnification

                    Registrant's Articles of Incorporation indemnifies its directors, officers and employees to the full extent permitted by Section 2-418 of the Maryland General Corporation Law, subject only to the provisions of the Investment Company Act of 1940. The indemnification provisions of the Maryland General Corporation Law (the "Law") permit, among other things, corporations to indemnify directors and officers unless it is proved that the individual

                    (1) acted in bad faith or with active and deliberate dishonesty, (2) actually received an improper personal benefit in money, property or services, or (3) in the case of a criminal proceeding, had reasonable cause to believe that his act or omission was unlawful. The Law was also amended to permit corporations to indemnify directors and officers for amounts paid in settlement of stockholders' derivative suits.

                    In addition, the Registrant's directors and officers are covered under a policy to indemnify them for loss (subject to certain deductibles) including costs of defense incurred by reason of alleged errors or omissions, neglect or breach of duty. The policy has a number of exclusions including alleged acts, errors, or omissions which are finally adjudicated or established to be deliberate, dishonest, malicious or fraudulent or to constitute willful misfeasance, bad faith, gross negligence or reckless disregard of their duties in respect to any registered investment company. This coverage is incidental to a general policy carried by the Registrant's adviser.

                    In addition to the foregoing indemnification, Registrant's Articles of Incorporation exculpate directors and officers with respect to monetary damages except to the extent that an individual actually received an improper benefit in money property or services or to the extent that a final adjudication finds that the individual acted with active and deliberate dishonesty.

Item 28.       Business and Other Connections of Investment Adviser

               Information pertaining to business and other connections of Registrant's investment adviser is incorporated by reference to the Prospectus and Statement of Additional Information contained in Parts A and B of this Registration Statement at the sections entitled "Adviser, Su-Adviser, and Disclosure" in the Prospectus and "Investment Advisory Services" in the Statement of Additional Information.

Item 29.       Principal Underwriters

               (a) Davis Distributors, L.L.C., a wholly owned subsidiary of the Adviser, located at 124 East Marcy Street, Santa Fe, NM 87501, is the principal underwriter for the Registrant and also acts as principal underwriter for Davis New York Venture Fund, Inc., Davis Tax-Free High Income Fund, Inc., Davis Series, Inc., Davis High Income Fund, Inc., Selected American Shares, Inc., Selected Special Shares, Inc. and Selected Capital Preservation Trust.

               (b)  Management of the Principal Underwriter:


NAME AND PRINCIPAL                 POSITIONS AND OFFICES WITH                POSITIONS AND OFFICES
BUSINESS ADDRESS                   UNDERWRITER                               WITH REGISTRANT

Kenneth C. Eich                    President                                 Vice President
124 East Marcy Street
Santa Fe, NM 87501

Eileen R. Street                   Senior Vice President, Treasurer  and     Treasurer and Assistant Secretary
124 East Marcy Street              Assistant Secretary
Santa Fe, NM 87501

Thomas D. Tays                     Vice President and Secretary              Vice President and Secretary
124 East Marcy Street
Santa Fe, NM 87501

Russell O. Wiese                   Senior Vice President                     None
124 East Marcy Street
Santa Fe, NM 87501

Sharra Reed                        Assistant Treasurer                       None
124 East Marcy Street
Santa Fe, NM 87501

Item 30.            Location of Accounts and Records

                    Accounts and records are maintained at the offices of Davis Selected Advisers, L.P., 124 East Marcy Street, Santa Fe, New Mexico 87501, and at the officers of the Registrant's custodian, State Street Bank and Trust Company, One Heritage Drive, North Quincy, Massachusetts 02171, and the Registrant's transfer agent State Street Bank and Trust Company, c/o Service Agent, BFDS, Two Heritage Drive, 7th Floor, North Quincy, Massachusetts 02171.

Item 31.            Management Services

Not applicable

Item 32.            Undertakings

                    Registrant undertakes to furnish to each person to whom a prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                    The registrant undertakes to assist in shareholder communications concerning the removal of a director consistent with Section 16
(c) of the Investment Company Act of 1940.

                       DAVIS INTERNATIONAL SERIES, INC.

                                  SIGNATURES

         Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b). Pursuant to the requirements of the Securities Act of 1933 and/or the Investment Company Act of 1940, the Registrant has caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois on the 30th day of January, 1998.

                                 DAVIS INTERNATIONAL SERIES, INC.

                                    *By:    /s/ Sheldon R. Stein
                                         ---------------------------
                                            Sheldon R. Stein,
                                            Attorney-in-Fact



         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed on January 30, 1998 by the following persons in the capacities indicated

     Signature                                    Title


Shelby M.C. Davis*                          President
---------------------------
Shelby M.C. Davis                           (Chief Executive
                                            Officer) and
                                            Director


Eileen R. Street*                           Principal
---------------------------
Eileen R. Street                            Financial and
                                            Accounting Officer




                                    *By:    /s/ Sheldon R. Stein
                                         ---------------------------
                                            Sheldon R. Stein,
                                            Attorney-in-Fact

         *Sheldon R. Stein signs this document on behalf of the Registrant and the foregoing officers pursuant to the powers of attorney filed as Exhibit
(18)(a) to Post-Effective Amendment No. 1 to Registrant's Registration Statement, and Exhibit (18)(c) to Post-Effective Amendment No. 5 to Registrant's Registration Statement.

                       DAVIS INTERNATIONAL SERIES, INC.

                Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment has been signed on January 30, 1998 by the following persons in the capacities indicated.

           Signature                                                                           Title

Jeremy H. Biggs*                                                                           Director
---------------------------
Jeremy H. Biggs

Christopher C. Davis*                                                                      Director
---------------------------
Christopher C. Davis

G. Bernard Hamilton*                                                                       Director
---------------------------
G. Bernard Hamilton

Keith R. Kroeger*                                                                          Director
---------------------------
Keith R. Kroeger

The Very Reverend James R. Leo*                                                            Director
-------------------------------
The Very Reverend James R. Leo

Richard M. Murray*                                                                         Director
---------------------------
Richard M. Murray

Theodore B. Smith, Jr.*                                                                    Director
---------------------------
Theodore B. Smith, Jr.


         *Sheldon R. Stein signs this document on behalf of each of the foregoing persons pursuant to the powers of attorney filed as Exhibit 18(a) to Post-Effective Amendment No. 1 Registrant's Registration Statement and Exhibit 18(d) to this Registration Statement.

                             /s/ Sheldon R. Stein
                               Sheldon R. Stein,
                               Attorney-in-Fact


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